UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Bond Index Fund (Formerly Great-West Bond Index Fund)
(Institutional Class and Investor Class)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
Fund Performance
For the twelve-month period ended December 31, 2022, the Fund (Investor Class shares) returned -13.68%, relative to a -13.01% return for the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark index.
ECM Commentary
The overall macroeconomic backdrop deteriorated significantly over the course of 2022. High inflation coupled with aggressive central bank actions impacted growth trajectories and the odds of a recession increased. However, U.S. growth held up relatively well and the gross domestic product rebounded in the second half of the year. Inflation levels declined but higher prices remained broad-based and well-entrenched. A central theme heading into the new year will be the switch from inflation fears to growth concerns as policy responses begin to take effect. Despite strong headline numbers, particularly in the labor market, U.S. economic data for the most part revealed slowing momentum across almost all inputs. Leading economic indicators have also rolled over and are now down -7.4%, year-over-year. Corporate earnings and consumer spending remain the two pillars supporting growth, but both are expected to deteriorate given the macro environment and monetary policy backdrop. High inflation is impairing real purchasing power for the consumer leading to demand destruction. Global central banks are committed to fighting inflation even as the global growth outlook has deteriorated as the main concern is that inflation expectations become unanchored. In 2022, the Federal Reserve (the “Fed”) raised rates by 425 basis points which is one of the most extreme policy responses in recent history.
Capital market performance ended 2022 as one of the worst in decades. Equities ended the year close to bear market levels and fixed income total returns were deeply negative across all sectors. For the third time since 1926, both bonds and equities were down for the year. The majority of underperformance for fixed income markets was mainly attributable to the massive increase in interest rates. Real interest rates have increased across the treasury curve and the shape of the yield curve bear flattened sharply. Most yield curves measures in the U.S. are now inverted as the Fed continues to aggressively combat inflation and are reflecting recession concerns. The benchmark index set a record by ending the year down -13%. Within the benchmark index, investment grade corporate bonds had a total return of -15.8%. Total returns in commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), and mortgage-backed securities (“MBS”) were -10.9%, -4.3%, and -11.8%, respectively.
The investment objective of the Fund is to provide investment results which track, before fees and expenses, the total return of the benchmark index. The benchmark index is designed to replicate the performance of the domestic investment grade fixed rate bond market. However, complete replication of the benchmark index within and across sectors is impractical because of associated transaction costs, liquidity, large inflows/outflows, and issue limitations. Therefore, ECM uses sampling techniques, rather than complete security duplication of the benchmark index, in seeking to achieve the Fund’s investment objective.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-13.44%	-0.21%	0.51%
Investor Class	-13.68%	-0.56%	0.54%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2022 (unaudited)
Rating	Percentage of Fund Investments
Aaa	71.94%
Aa1	0.23
Aa2	1.08
Aa3	0.89
A1	3.58
A2	3.64
A3	3.34
Baa1	4.16
Baa2	5.18
Baa3	2.47
Ba1	0.36
Ba2	0.00
Not Rated	0.20
Short Term Investments	2.93
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$ 966.57	$ 0.74
Hypothetical (5% return before expenses)	$1,000.00	$ 1,024.45	$ 0.77
Investor Class
Actual	$1,000.00	$ 965.41	$ 2.48
Hypothetical (5% return before expenses)	$1,000.00	$ 1,022.68	$2.55
* Expenses are equal to the Fund's annualized expense ratio of 0.15% for the Institutional Class shares and 0.50% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.44%
$ 1,000,000	American Express Credit Account Master Trust Series 2022-1 Class A 2.21%, 03/15/2027	$ 942,709
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	456,778
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	833,729
	Series 2022-A2 Class A
1,300,000	3.49%, 05/15/2027	1,264,253
1,100,000	Carmax Auto Owner Trust Series 2021-1 Class A4 0.53%, 10/15/2026	1,006,377
1,100,000	Ford Credit Floorplan Master Owner Trust A Series 2018-4 Class A 4.06%, 11/15/2030	1,032,307
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	970,355
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,182,217
300,000	PFS Financing Corp(a) Series 2021-A Class A 0.71%, 04/15/2026	282,279
750,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	722,818
1,100,000	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	1,043,400
1,000,000	Verizon Master Trust Series 2021-1 Class A 0.50%, 05/20/2027	939,346
1,000,000	World Omni Auto Receivables Trust Series 2020-C Class A4 0.61%, 10/15/2026	931,449
TOTAL ASSET-BACKED SECURITIES — 0.44% (Cost $11,874,539)		$ 11,608,017
CORPORATE BONDS AND NOTES
Basic Materials — 0.54%
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	484,400
1,000,000	Cabot Corp 5.00%, 06/30/2032	924,599
	Celanese US Holdings LLC
500,000	3.50%, 05/08/2024	483,015
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,000,000	6.17%, 07/15/2027	$ 986,326
175,000	CF Industries Inc 5.15%, 03/15/2034	165,636
1,150,000	Dow Chemical Co 4.80%, 11/30/2028	1,133,310
1,250,000	DuPont de Nemours Inc 4.49%, 11/15/2025	1,229,190
1,500,000	Eastman Chemical Co 4.65%, 10/15/2044	1,228,432
	Ecolab Inc
500,000	1.65%, 02/01/2027	442,608
1,000,000	2.70%, 12/15/2051	622,009
1,000,000	Linde Inc(b) 4.70%, 12/05/2025	1,000,738
250,000	Mosaic Co 5.45%, 11/15/2033	243,114
500,000	Newmont Corp 2.80%, 10/01/2029	425,068
1,000,000	Nucor Corp 3.95%, 05/23/2025	978,372
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	861,458
1,000,000	Sherwin-Williams Co(b) 2.20%, 03/15/2032	793,903
500,000	Southern Copper Corp 5.25%, 11/08/2042	477,091
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	879,278
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	263,783
1,175,000	Westlake Corp 3.13%, 08/15/2051	723,420
		14,345,750
Communications — 2.14%
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	919,384
175,000	1.90%, 08/15/2040	116,134
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,879,338
2,000,000	4.65%, 12/01/2029	1,985,041
175,000	2.10%, 05/12/2031	142,914
1,000,000	3.60%, 04/13/2032(b)	915,126
2,500,000	2.50%, 06/03/2050	1,575,527
175,000	3.10%, 05/12/2051	124,636
175,000	3.25%, 05/12/2061	119,804
750,000	America Movil SAB de CV 2.88%, 05/07/2030	636,705
	AT&T Inc
175,000	2.30%, 06/01/2027	155,643
1,629,000	4.30%, 02/15/2030	1,533,861
2,000,000	2.75%, 06/01/2031	1,657,428
3,338,000	2.55%, 12/01/2033	2,565,286
175,000	4.50%, 05/15/2035	159,084
2,222,000	3.30%, 02/01/2052	1,477,931
1,034,000	3.50%, 09/15/2053	697,884
925,000	Bell Telephone Co of Canada or Bell Canada 3.20%, 02/15/2052	619,110

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Communications — (continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital
$ 1,945,000	4.91%, 07/23/2025	$ 1,906,296
2,000,000	3.50%, 03/01/2042	1,281,513
1,000,000	5.38%, 05/01/2047	784,443
	Comcast Corp
1,000,000	3.70%, 04/15/2024	984,757
1,000,000	1.95%, 01/15/2031	808,283
1,000,000	5.50%, 11/15/2032	1,042,693
2,500,000	3.40%, 07/15/2046	1,830,975
175,000	2.80%, 01/15/2051	110,443
1,586,000	2.89%, 11/01/2051	1,018,600
1,388,000	2.94%, 11/01/2056	858,374
175,000	2.99%, 11/01/2063	105,815
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	754,725
1,000,000	Discovery Communications LLC 3.63%, 05/15/2030	824,089
	eBay Inc(b)
1,000,000	2.60%, 05/10/2031	819,616
1,000,000	6.30%, 11/22/2032	1,039,035
2,000,000	Fox Corp 5.48%, 01/25/2039	1,819,852
1,500,000	Motorola Solutions Inc 2.75%, 05/24/2031	1,199,313
1,500,000	Paramount Global 2.90%, 01/15/2027	1,346,126
1,000,000	Rogers Communications Inc(a) 4.50%, 03/15/2042	815,067
175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	140,524
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	549,078
	T-Mobile USA Inc
1,500,000	1.50%, 02/15/2026	1,343,144
1,000,000	5.20%, 01/15/2033	990,984
1,500,000	4.38%, 04/15/2040	1,280,099
1,675,000	3.40%, 10/15/2052	1,125,514
175,000	3.60%, 11/15/2060	115,548
	TWDC Enterprises 18 Corp
500,000	1.85%, 07/30/2026	451,841
1,000,000	4.13%, 12/01/2041	857,548
1,000,000	VeriSign Inc(b) 2.70%, 06/15/2031	814,416
	Verizon Communications Inc
1,500,000	2.63%, 08/15/2026	1,384,235
1,110,000	2.10%, 03/22/2028	963,345
675,000	2.55%, 03/21/2031	555,092
390,000	4.27%, 01/15/2036	347,172
2,000,000	2.85%, 09/03/2041	1,376,403
1,250,000	3.85%, 11/01/2042	990,669
1,175,000	3.55%, 03/22/2051	837,015
1,675,000	2.99%, 10/30/2056	1,021,918
175,000	3.70%, 03/22/2061	122,061
Principal Amount		Fair Value
Communications — (continued)
$ 1,500,000	Vodafone Group PLC 4.13%, 05/30/2025	$ 1,476,114
	Walt Disney Co
2,500,000	2.20%, 01/13/2028(b)	2,224,501
1,500,000	2.65%, 01/13/2031	1,280,347
		56,878,419
Consumer, Cyclical — 1.42%
1,000,000	American Honda Finance Corp 2.15%, 09/10/2024	954,071
175,000	AutoNation Inc 2.40%, 08/01/2031	125,827
500,000	AutoZone Inc(b) 3.63%, 04/15/2025	483,772
175,000	Brunswick Corp 2.40%, 08/18/2031	128,659
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,185,848
1,000,000	Daimler Trucks Finance North America LLC(a) 2.50%, 12/14/2031	774,924
500,000	Dollar General Corp 3.50%, 04/03/2030	449,823
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	808,828
1,000,000	DR Horton Inc(b) 1.40%, 10/15/2027	834,733
	General Motors Co
175,000	6.25%, 10/02/2043	161,792
1,000,000	5.20%, 04/01/2045	812,770
	General Motors Financial Co Inc
500,000	1.25%, 01/08/2026	440,289
2,675,000	2.70%, 08/20/2027	2,338,355
	Home Depot Inc
175,000	3.00%, 04/01/2026	166,543
1,000,000	3.90%, 12/06/2028	962,646
1,500,000	1.88%, 09/15/2031	1,198,647
1,000,000	4.50%, 09/15/2032	976,401
1,500,000	3.63%, 04/15/2052	1,157,879
175,000	Kohl's Corp 5.55%, 07/17/2045	110,250
175,000	Las Vegas Sands Corp 2.90%, 06/25/2025	160,820
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,847,862
1,000,000	5.00%, 04/15/2033(b)	976,211
1,000,000	2.80%, 09/15/2041	680,501
1,000,000	Marriott International Inc 3.13%, 06/15/2026	936,133
	McDonald's Corp
500,000	1.45%, 09/01/2025	458,493
175,000	3.70%, 01/30/2026	170,143
1,000,000	2.63%, 09/01/2029	877,007
1,000,000	4.60%, 09/09/2032	977,807
1,000,000	Mercedes-Benz Finance North America LLC(a) 1.45%, 03/02/2026	894,485

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Nike Inc 2.85%, 03/27/2030	$ 893,645
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	966,571
500,000	PACCAR Financial Corp 2.00%, 02/04/2027	451,185
1,500,000	Starbucks Corp 2.25%, 03/12/2030	1,246,106
	Target Corp
1,500,000	3.38%, 04/15/2029	1,388,673
1,000,000	2.95%, 01/15/2052	685,809
	Toyota Motor Credit Corp
2,000,000	1.90%, 01/13/2027	1,784,634
1,000,000	4.45%, 06/29/2029	979,065
600,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	570,396
	Walmart Inc
2,500,000	1.50%, 09/22/2028	2,142,377
1,000,000	4.15%, 09/09/2032	974,144
	Warnermedia Holdings Inc(a)
2,500,000	4.05%, 03/15/2029	2,162,805
2,000,000	5.05%, 03/15/2042	1,530,164
		37,827,093
Consumer, Non-Cyclical — 4.08%
	Abbott Laboratories
500,000	2.95%, 03/15/2025	482,823
1,000,000	1.15%, 01/30/2028	849,904
500,000	1.40%, 06/30/2030	397,180
	AbbVie Inc
1,925,000	2.60%, 11/21/2024	1,841,569
1,000,000	2.95%, 11/21/2026	929,984
1,500,000	4.50%, 05/14/2035	1,389,458
1,000,000	4.88%, 11/14/2048	910,862
175,000	4.25%, 11/21/2049	145,230
500,000	Aetna Inc 3.88%, 08/15/2047	383,936
1,250,000	Alcon Finance Corp(a) 5.38%, 12/06/2032	1,256,348
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	424,094
	Amgen Inc
175,000	1.65%, 08/15/2028	145,916
1,334,000	2.00%, 01/15/2032	1,042,520
4,229,000	2.80%, 08/15/2041	2,929,896
675,000	3.00%, 01/15/2052	430,809
1,892,000	2.77%, 09/01/2053	1,138,703
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	962,406
3,500,000	4.70%, 02/01/2036	3,305,550
1,175,000	4.90%, 02/01/2046	1,068,163
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	859,142
1,500,000	AstraZeneca PLC 1.38%, 08/06/2030	1,185,039
1,000,000	Baxter International Inc 2.54%, 02/01/2032	794,393
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Becton Dickinson and Co
$ 500,000	3.70%, 06/06/2027	$ 472,413
1,000,000	4.30%, 08/22/2032	936,022
500,000	4.67%, 06/06/2047	439,981
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,458,120
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	854,189
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	854,056
500,000	1.45%, 11/13/2030	395,221
1,000,000	4.13%, 06/15/2039	889,767
1,500,000	4.35%, 11/15/2047	1,321,473
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	410,361
500,000	Campbell Soup Co 2.38%, 04/24/2030	416,085
1,500,000	Centene Corp 2.50%, 03/01/2031	1,173,710
	Cigna Corp
1,000,000	2.40%, 03/15/2030	837,726
1,750,000	4.80%, 08/15/2038	1,624,057
175,000	4.90%, 12/15/2048	157,677
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	938,847
	Coca-Cola Co
1,000,000	2.00%, 03/05/2031	824,656
2,000,000	2.60%, 06/01/2050	1,324,737
1,000,000	Colgate-Palmolive Co 3.25%, 08/15/2032	902,441
750,000	Conagra Brands Inc 4.60%, 11/01/2025	738,990
	Constellation Brands Inc
1,000,000	4.75%, 05/09/2032(b)	962,215
500,000	5.25%, 11/15/2048	468,412
1,000,000	CSL Finance PLC(a) 4.63%, 04/27/2042	898,449
	CVS Health Corp
500,000	2.63%, 08/15/2024(b)	480,305
750,000	1.30%, 08/21/2027	634,976
175,000	2.13%, 09/15/2031(b)	138,752
1,833,000	4.78%, 03/25/2038	1,669,742
2,000,000	2.70%, 08/21/2040	1,381,739
1,418,056	CVS Pass-Through Trust 6.04%, 12/10/2028	1,396,825
1,000,000	Danaher Corp 2.80%, 12/10/2051	660,760
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,046,259
	Elevance Health Inc
1,000,000	2.25%, 05/15/2030	827,244
500,000	4.10%, 05/15/2032	465,083
500,000	4.63%, 05/15/2042	454,652
1,000,000	6.10%, 10/15/2052	1,066,072
1,000,000	Eli Lilly & Co 2.25%, 05/15/2050	626,473
175,000	Equifax Inc 2.35%, 09/15/2031	135,792
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	857,519

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	GE HealthCare Technologies Inc(a)
$ 1,000,000	5.65%, 11/15/2027	$ 1,011,701
1,000,000	5.91%, 11/22/2032(b)	1,036,198
1,000,000	General Mills Inc 4.20%, 04/17/2028	966,331
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	848,045
1,175,000	2.60%, 10/01/2040	819,787
500,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	486,404
	Global Payments Inc
500,000	5.40%, 08/15/2032(b)	476,175
500,000	4.15%, 08/15/2049	355,756
1,000,000	GSK Consumer Healthcare Capital US LLC 3.63%, 03/24/2032	877,878
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,825,782
1,000,000	2.38%, 07/15/2031	778,428
675,000	3.50%, 07/15/2051	433,058
1,000,000	Hershey Co 1.70%, 06/01/2030	800,741
	Humana Inc
500,000	3.95%, 03/15/2027	479,294
1,000,000	5.88%, 03/01/2033	1,032,304
1,000,000	Illumina Inc 5.75%, 12/13/2027	1,012,455
1,000,000	J M Smucker Co 2.13%, 03/15/2032	774,752
2,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,697,532
1,500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	1,465,458
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	852,720
	Kraft Heinz Foods Co
1,000,000	3.75%, 04/01/2030(b)	910,649
500,000	5.00%, 07/15/2035	478,182
1,000,000	Kroger Co(b) 2.20%, 05/01/2030	811,466
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	946,528
357,000	McCormick & Co Inc 3.25%, 11/15/2025	338,789
1,000,000	McKesson Corp 1.30%, 08/15/2026	879,432
1,072,000	Medtronic Inc 4.63%, 03/15/2045	998,349
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	931,602
500,000	1.45%, 06/24/2030	398,921
2,000,000	2.15%, 12/10/2031	1,633,189
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	387,684
500,000	Mondelez International Inc 2.75%, 04/13/2030	430,977
500,000	Moody's Corp 3.25%, 01/15/2028	460,881
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 2,000,000	Novartis Capital Corp 2.20%, 08/14/2030	$ 1,701,072
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,306,572
	PepsiCo Inc
500,000	2.25%, 03/19/2025	475,931
2,500,000	3.45%, 10/06/2046	1,998,835
1,000,000	PerkinElmer Inc 2.25%, 09/15/2031	783,529
	Pfizer Inc
175,000	1.75%, 08/18/2031	140,481
500,000	4.00%, 12/15/2036	455,983
2,000,000	2.55%, 05/28/2040	1,446,157
	Procter & Gamble Co
175,000	2.45%, 11/03/2026	161,696
2,000,000	1.20%, 10/29/2030	1,569,225
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	772,368
175,000	Royalty Pharma PLC(b) 2.15%, 09/02/2031	132,341
1,000,000	S&P Global Inc(a) 2.90%, 03/01/2032	852,954
1,000,000	Sysco Corp 3.25%, 07/15/2027	924,272
1,000,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	816,249
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	148,208
1,175,000	2.00%, 10/15/2031	951,596
2,409,000	2.80%, 10/15/2041	1,772,920
	Unilever Capital Corp
1,000,000	3.50%, 03/22/2028	936,874
185,000	1.75%, 08/12/2031	145,359
175,000	2.63%, 08/12/2051	112,819
	UnitedHealth Group Inc
1,000,000	5.25%, 02/15/2028	1,022,231
1,000,000	4.00%, 05/15/2029	954,998
1,500,000	3.50%, 08/15/2039	1,225,927
2,500,000	2.90%, 05/15/2050	1,691,311
1,000,000	Universal Health Services Inc 2.65%, 10/15/2030	795,873
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	467,432
	Viatris Inc
175,000	2.70%, 06/22/2030	136,821
1,000,000	3.85%, 06/22/2040	670,498
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	851,177
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	811,534
500,000	5.60%, 11/16/2032	518,313
		108,404,727

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Energy — 1.68%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
$ 1,000,000	2.06%, 12/15/2026	$ 896,272
467,000	4.08%, 12/15/2047	364,245
	BP Capital Markets America Inc
1,175,000	3.63%, 04/06/2030	1,078,345
1,500,000	2.77%, 11/10/2050	957,626
1,000,000	3.00%, 03/17/2052	659,177
1,000,000	Canadian Natural Resources Ltd 3.85%, 06/01/2027	941,742
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	493,964
175,000	2.74%, 12/31/2039	135,321
1,500,000	Chevron USA Inc 3.85%, 01/15/2028	1,447,623
43,000	Cimarex Energy Co 4.38%, 03/15/2029	33,492
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	467,358
1,175,000	3.76%, 03/15/2042	974,444
	Coterra Energy Inc
1,000,000	3.90%, 05/15/2027	933,721
9,000	4.38%, 03/15/2029	8,503
1,000,000	Diamondback Energy Inc 3.50%, 12/01/2029	877,321
1,175,000	Enbridge Inc 2.50%, 08/01/2033	903,728
	Energy Transfer LP
1,000,000	2.90%, 05/15/2025	941,745
1,000,000	4.20%, 04/15/2027	943,708
1,000,000	5.75%, 02/15/2033	978,360
1,000,000	5.15%, 03/15/2045	827,682
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,274,287
664,000	4.85%, 08/15/2042	586,539
175,000	4.20%, 01/31/2050	137,597
500,000	EQT Corp 5.70%, 04/01/2028	497,313
2,000,000	Equinor ASA 3.13%, 04/06/2030	1,795,676
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	481,603
175,000	2.61%, 10/15/2030	152,861
175,000	3.00%, 08/16/2039	133,751
2,421,000	3.45%, 04/15/2051	1,822,608
500,000	Halliburton Co 5.00%, 11/15/2045	442,723
	Kinder Morgan Energy Partners LP
175,000	6.95%, 01/15/2038	185,153
1,500,000	4.70%, 11/01/2042	1,239,159
	Kinder Morgan Inc
1,000,000	1.75%, 11/15/2026	882,540
500,000	2.00%, 02/15/2031	387,060
1,000,000	4.80%, 02/01/2033	927,116
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	$ 412,960
	Marathon Petroleum Corp
175,000	4.70%, 05/01/2025	172,324
500,000	4.75%, 09/15/2044	417,499
	MPLX LP
1,000,000	4.25%, 12/01/2027	944,922
1,500,000	4.50%, 04/15/2038	1,263,552
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	516,475
175,000	NOV Inc 3.60%, 12/01/2029	153,814
1,000,000	ONEOK Inc 6.10%, 11/15/2032	999,951
675,000	ONEOK Partners LP 6.20%, 09/15/2043	640,843
	Phillips 66
175,000	2.15%, 12/15/2030	140,118
500,000	4.65%, 11/15/2034	466,492
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	966,817
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	939,971
	Shell International Finance BV
1,175,000	2.38%, 11/07/2029(c)	1,015,488
1,000,000	2.75%, 04/06/2030	877,405
500,000	4.13%, 05/11/2035	463,574
175,000	6.38%, 12/15/2038(c)	192,406
500,000	3.63%, 08/21/2042	402,089
140,000	4.38%, 05/11/2045(c)	122,331
175,000	4.00%, 05/10/2046(c)	142,696
175,000	3.25%, 04/06/2050(c)	125,524
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	930,521
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	523,756
175,000	3.75%, 03/04/2051	125,710
1,000,000	Targa Resources Corp 4.20%, 02/01/2033	860,363
1,000,000	TotalEnergies Capital International SA 2.83%, 01/10/2030	882,655
	TransCanada PipeLines Ltd
1,000,000	1.00%, 10/12/2024	925,525
175,000	4.88%, 05/15/2048	152,815
500,000	Valero Energy Corp 7.50%, 04/15/2032	561,986
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	941,253
675,000	2.60%, 03/15/2031	546,246
1,000,000	4.65%, 08/15/2032	930,904
		44,569,348

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Financial — 8.47%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
$ 1,500,000	3.88%, 01/23/2028	$ 1,349,019
1,000,000	3.00%, 10/29/2028	837,775
1,500,000	3.85%, 10/29/2041	1,060,462
3,028,000	Air Lease Corp 1.88%, 08/15/2026	2,629,932
152,174	ALEX Alpha LLC 1.62%, 08/15/2024	147,772
500,000	Alexandria Real Estate Equities Inc REIT 1.88%, 02/01/2033	371,775
1,000,000	Ally Financial Inc(b) 2.20%, 11/02/2028	779,670
	American Express Co
1,000,000	3.95%, 08/01/2025	979,638
1,000,000	1.65%, 11/04/2026	886,142
850,000	2.55%, 03/04/2027	773,248
1,675,000	American International Group Inc 3.40%, 06/30/2030	1,476,943
	American Tower Corp REIT
1,500,000	3.80%, 08/15/2029	1,360,760
1,000,000	2.30%, 09/15/2031	777,368
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	138,369
675,000	2.90%, 08/23/2051	429,300
2,279,000	Ares Capital Corp 2.88%, 06/15/2028	1,827,368
	Athene Global Funding(a)
1,000,000	1.73%, 10/02/2026	858,537
1,000,000	2.95%, 11/12/2026	902,204
825,000	2.45%, 08/20/2027(b)	705,187
1,000,000	Australia & New Zealand Banking Group Ltd 5.09%, 12/08/2025	1,004,013
1,476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	1,372,033
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,855,029
175,000	2.96%, 03/25/2031	139,108
	Bank of America Corp
175,000	3.55%, 03/05/2024	174,341
1,000,000	3.46%, 03/15/2025	973,456
1,000,000	3.95%, 04/21/2025	973,208
1,000,000	1.53%, 12/06/2025	922,300
1,000,000	3.38%, 04/02/2026	955,039
2,175,000	1.73%, 07/22/2027	1,905,553
3,500,000	2.50%, 02/13/2031	2,844,771
1,175,000	2.30%, 07/21/2032	904,876
1,000,000	2.57%, 10/20/2032	783,202
1,000,000	5.02%, 07/22/2033	949,392
1,000,000	2.48%, 09/21/2036	734,760
500,000	6.11%, 01/29/2037	505,680
1,000,000	4.08%, 04/23/2040	831,464
2,500,000	2.68%, 06/19/2041	1,681,752
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	5.88%, 02/07/2042	$ 1,018,978
2,175,000	2.97%, 07/21/2052	1,358,535
	Bank of Montreal
1,000,000	4.25%, 09/14/2024(b)	986,679
1,500,000	1.25%, 09/15/2026	1,310,647
	Bank of New York Mellon Corp
1,000,000	5.80%, 10/25/2028	1,034,045
1,000,000	1.90%, 01/25/2029	835,915
1,000,000	1.80%, 07/28/2031(b)	771,820
	Bank of Nova Scotia
175,000	0.65%, 07/31/2024	163,146
2,500,000	1.05%, 03/02/2026	2,210,549
	Barclays PLC
1,500,000	3.65%, 03/16/2025	1,440,965
500,000	5.30%, 08/09/2026	496,262
1,000,000	2.89%, 11/24/2032	761,583
	Berkshire Hathaway Finance Corp
900,000	2.30%, 03/15/2027	830,872
175,000	1.45%, 10/15/2030	139,183
175,000	4.25%, 01/15/2049	155,786
1,000,000	2.85%, 10/15/2050	667,882
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	944,886
1,000,000	3.25%, 04/30/2029	922,207
1,000,000	BNP Paribas SA(a) 2.16%, 09/15/2029	815,221
	Boston Properties LP REIT
500,000	3.20%, 01/15/2025	478,232
1,000,000	6.75%, 12/01/2027	1,031,106
1,000,000	BPCE SA(a)(b) 4.75%, 07/19/2027	972,608
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	479,760
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	860,428
	Canadian Imperial Bank of Commerce
1,000,000	2.25%, 01/28/2025(b)	943,734
1,000,000	3.95%, 08/04/2025	976,676
	Capital One Financial Corp
1,000,000	3.30%, 10/30/2024	965,149
1,000,000	1.88%, 11/02/2027	870,894
1,000,000	5.25%, 07/26/2030	952,347
2,000,000	Charles Schwab Corp 0.90%, 03/11/2026	1,773,952
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	660,812
	Citigroup Inc
1,000,000	1.28%, 11/03/2025	921,436
2,000,000	3.40%, 05/01/2026	1,895,623
3,250,000	4.45%, 09/29/2027	3,098,577
1,000,000	3.07%, 02/24/2028	901,529
2,000,000	3.52%, 10/27/2028	1,824,793
1,000,000	3.06%, 01/25/2033	807,015
2,000,000	2.90%, 11/03/2042	1,380,163
1,000,000	Citizens Bank NA 4.58%, 08/09/2028	965,451

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	$ 873,449
2,999,000	Credit Suisse AG 1.25%, 08/07/2026	2,426,573
2,000,000	Crown Castle Inc REIT 2.25%, 01/15/2031	1,604,464
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	824,161
3,000,000	Development Bank of Japan Inc(a)(b) 1.75%, 10/20/2031	2,398,459
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	870,421
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	746,105
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	624,189
1,000,000	Extra Space Storage LP REIT 2.35%, 03/15/2032	756,706
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	762,858
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	443,487
1,000,000	4.06%, 04/25/2028	948,132
1,000,000	4.77%, 07/28/2030	953,725
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	937,383
1,000,000	1.09%, 12/09/2026	881,526
1,000,000	1.43%, 03/09/2027	876,908
175,000	1.54%, 09/10/2027	150,960
1,500,000	4.48%, 08/23/2028	1,437,622
2,500,000	3.80%, 03/15/2030	2,247,436
4,555,000	2.38%, 07/21/2032	3,534,264
1,000,000	6.25%, 02/01/2041	1,043,692
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	148,574
1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	929,389
	HSBC Holdings PLC
1,000,000	0.73%, 08/17/2024	963,616
1,500,000	3.90%, 05/25/2026	1,428,624
175,000	1.59%, 05/24/2027	150,887
2,741,000	2.21%, 08/17/2029	2,212,483
	Hudson Pacific Properties LP REIT
1,000,000	3.95%, 11/01/2027	850,868
1,000,000	5.95%, 02/15/2028(b)	933,637
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	719,150
1,000,000	ING Groep NV(a) 1.40%, 07/01/2026	899,019
2,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	1,859,476
500,000	Invesco Finance PLC 3.75%, 01/15/2026	478,768
Principal Amount		Fair Value
Financial — (continued)
	JPMorgan Chase & Co
$ 1,025,000	0.97%, 06/23/2025	$ 955,473
175,000	3.90%, 07/15/2025	171,084
4,729,000	0.77%, 08/09/2025(c)	4,364,614
1,500,000	5.55%, 12/15/2025	1,500,026
175,000	3.30%, 04/01/2026	165,888
1,524,000	2.08%, 04/22/2026	1,414,724
1,175,000	1.58%, 04/22/2027	1,032,428
2,000,000	3.63%, 12/01/2027	1,848,914
1,500,000	4.57%, 06/14/2030	1,411,296
1,175,000	2.74%, 10/15/2030	985,374
1,000,000	2.96%, 05/13/2031	823,956
175,000	1.95%, 02/04/2032	133,862
1,000,000	5.72%, 09/14/2033	976,053
1,000,000	3.88%, 07/24/2038	829,997
500,000	5.50%, 10/15/2040	492,679
1,000,000	KeyBank NA 4.39%, 12/14/2027	961,580
1,000,000	KeyCorp 4.79%, 06/01/2033	944,189
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	693,816
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	821,040
470,000	1.38%, 04/25/2027	406,330
2,000,000	4.25%, 09/08/2032	1,890,301
	KRC Interim Corp REIT
1,000,000	2.25%, 12/01/2031	767,733
250,000	4.60%, 02/01/2033	228,629
	Kreditanstalt fuer Wiederaufbau
3,000,000	0.63%, 01/22/2026	2,686,473
1,700,000	1.00%, 10/01/2026(b)	1,510,528
2,000,000	0.75%, 09/30/2030	1,561,846
	Landwirtschaftliche Rentenbank
1,000,000	0.50%, 05/27/2025	910,740
1,000,000	3.88%, 09/28/2027(b)	986,766
1,000,000	Life Storage LP REIT 2.40%, 10/15/2031	769,299
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	809,174
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,395,311
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	132,670
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	482,944
1,000,000	2.38%, 12/15/2031	807,549
1,000,000	Mastercard Inc 3.30%, 03/26/2027	952,374
	Metropolitan Life Global Funding I(a)
1,000,000	0.95%, 07/02/2025	906,012
1,000,000	4.40%, 06/30/2027	974,631
500,000	4.30%, 08/25/2029	474,964
1,000,000	2.40%, 01/11/2032	803,994
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	477,996

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Financial — (continued)
	Mitsubishi UFJ Financial Group Inc
$ 4,574,000	1.54%, 07/20/2027	$ 3,965,382
1,000,000	2.85%, 01/19/2033	796,027
	Mizuho Financial Group Inc
1,000,000	1.98%, 09/08/2031	764,736
1,000,000	2.56%, 09/13/2031	762,012
	Morgan Stanley
1,000,000	2.19%, 04/28/2026	929,265
1,574,000	3.13%, 07/27/2026	1,468,183
1,500,000	4.35%, 09/08/2026	1,455,364
1,175,000	1.51%, 07/20/2027	1,019,651
2,000,000	1.79%, 02/13/2032	1,503,121
1,175,000	2.24%, 07/21/2032	901,453
2,000,000	2.51%, 10/20/2032	1,565,123
1,000,000	2.94%, 01/21/2033	808,978
500,000	4.89%, 07/20/2033	469,761
2,000,000	2.48%, 09/16/2036	1,450,262
1,000,000	Morgan Stanley Domestic Holdings Inc 3.80%, 08/24/2027	940,763
	National Australia Bank Ltd(a)
1,000,000	4.63%, 11/22/2027	992,224
1,000,000	2.99%, 05/21/2031	782,774
1,000,000	NatWest Group PLC(b) 5.52%, 09/30/2028	987,682
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,054,442
	Oesterreichische Kontrollbank AG
1,000,000	0.38%, 09/17/2025	896,799
1,000,000	3.63%, 09/09/2027	974,120
	PNC Financial Services Group Inc
1,000,000	5.35%, 12/02/2028(b)	1,007,870
2,000,000	2.31%, 04/23/2032	1,617,881
2,000,000	Principal Life Global Funding II(a) 1.50%, 11/17/2026	1,749,135
500,000	Prologis LP REIT 4.63%, 01/15/2033	484,034
2,000,000	Prudential Financial Inc 3.00%, 03/10/2040	1,487,831
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	360,988
	Realty Income Corp REIT
500,000	3.95%, 08/15/2027	476,676
500,000	3.65%, 01/15/2028	466,450
	Royal Bank of Canada
140,000	0.65%, 07/29/2024	130,680
1,000,000	1.15%, 06/10/2025(b)	915,332
2,000,000	1.40%, 11/02/2026	1,754,667
1,000,000	Santander UK Group Holdings PLC 1.67%, 06/14/2027	850,293
	Simon Property Group LP REIT
500,000	1.75%, 02/01/2028	425,510
1,000,000	2.45%, 09/13/2029	834,890
Principal Amount		Fair Value
Financial — (continued)
$ 175,000	3.25%, 09/13/2049	$ 115,833
	State Street Corp
1,000,000	5.75%, 11/04/2026	1,023,621
1,000,000	2.20%, 03/03/2031	799,506
2,000,000	Sumitomo Mitsui Financial Group Inc 1.47%, 07/08/2025	1,822,335
500,000	Sumitomo Mitsui Trust Bank Ltd(a) 0.85%, 03/25/2024	472,903
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	832,475
1,000,000	SVB Financial Group(b) 4.35%, 04/29/2028	945,634
1,000,000	Synchrony Bank 5.63%, 08/23/2027	974,432
500,000	Synchrony Financial 2.88%, 10/28/2031	373,362
	Toronto-Dominion Bank
1,000,000	3.25%, 03/11/2024	978,965
1,000,000	2.80%, 03/10/2027	917,098
1,000,000	4.69%, 09/15/2027	988,572
1,000,000	Truist Bank 3.20%, 04/01/2024	976,265
	Truist Financial Corp
300,000	4.26%, 07/28/2026	294,767
1,000,000	1.95%, 06/05/2030(b)	803,316
1,000,000	4.92%, 07/28/2033	937,993
1,000,000	Unum Group 4.13%, 06/15/2051	681,357
	US Bancorp
1,000,000	3.10%, 04/27/2026	944,517
1,000,000	2.22%, 01/27/2028	898,860
700,000	4.55%, 07/22/2028	683,627
500,000	Ventas Realty LP REIT(b) 3.25%, 10/15/2026	461,824
1,000,000	VICI Properties LP REIT 4.75%, 02/15/2028	948,668
2,000,000	Visa Inc 3.15%, 12/14/2025	1,928,144
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,442,522
2,500,000	3.00%, 04/22/2026	2,338,276
1,000,000	3.91%, 04/25/2026	971,907
750,000	4.30%, 07/22/2027	721,745
2,000,000	3.53%, 03/24/2028	1,852,002
1,000,000	4.90%, 07/25/2033	949,533
1,000,000	4.40%, 06/14/2046	803,226
175,000	Western Union Co 1.35%, 03/15/2026	153,179
	Westpac Banking Corp
1,000,000	1.95%, 11/20/2028	850,394
1,000,000	2.89%, 02/04/2030	916,781
1,000,000	5.41%, 08/10/2033	933,720
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	835,724
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	781,409
		225,212,011

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Industrial — 2.02%
	3M Co(b)
$ 500,000	2.00%, 02/14/2025	$ 473,546
500,000	4.00%, 09/14/2048	393,047
500,000	Agilent Technologies Inc 2.30%, 03/12/2031	403,173
1,000,000	Arrow Electronics Inc(b) 3.25%, 09/08/2024	960,892
	Boeing Co
314,000	4.88%, 05/01/2025	311,596
175,000	2.75%, 02/01/2026	162,177
175,000	2.20%, 02/04/2026	158,998
3,000,000	2.95%, 02/01/2030	2,540,768
1,000,000	5.71%, 05/01/2040	953,562
1,500,000	3.63%, 03/01/2048	981,398
175,000	5.93%, 05/01/2060	159,415
38,101	Burlington Northern & Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	37,930
	Burlington Northern Santa Fe LLC
500,000	5.15%, 09/01/2043	487,865
1,000,000	4.45%, 01/15/2053	888,269
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	748,251
1,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	753,898
1,500,000	Carrier Global Corp 3.38%, 04/05/2040	1,138,459
2,000,000	Caterpillar Financial Services Corp 2.15%, 11/08/2024	1,908,116
500,000	Caterpillar Inc 5.20%, 05/27/2041	508,403
500,000	CNH Industrial Capital LLC 3.95%, 05/23/2025	485,013
	CSX Corp
1,250,000	4.25%, 03/15/2029	1,202,353
250,000	4.75%, 05/30/2042	228,072
1,000,000	4.50%, 11/15/2052	868,110
	Eaton Corp
500,000	4.15%, 03/15/2033	464,809
500,000	4.70%, 08/23/2052	452,377
	FedEx Corp
1,000,000	4.10%, 02/01/2045	773,104
175,000	5.25%, 05/15/2050	159,336
1,000,000	GATX Corp(b) 4.90%, 03/15/2033	932,437
1,000,000	General Dynamics Corp 4.25%, 04/01/2040	912,336
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	487,460
2,801,000	Honeywell International Inc 1.10%, 03/01/2027	2,434,201
1,000,000	Jabil Inc 4.25%, 05/15/2027	945,576
500,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	484,159
Principal Amount		Fair Value
Industrial — (continued)
	John Deere Capital Corp
$ 1,000,000	3.40%, 06/06/2025	$ 970,118
500,000	1.70%, 01/11/2027(b)	445,849
1,000,000	1.75%, 03/09/2027	890,424
2,000,000	3.90%, 06/07/2032	1,866,940
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	964,091
	Lockheed Martin Corp
500,000	3.90%, 06/15/2032(b)	471,147
500,000	4.09%, 09/15/2052	418,732
1,000,000	5.70%, 11/15/2054	1,047,761
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	799,457
500,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	475,603
1,000,000	Norfolk Southern Corp 3.05%, 05/15/2050	669,783
1,000,000	Northrop Grumman Corp 3.25%, 01/15/2028	922,250
1,000,000	Otis Worldwide Corp(b) 2.29%, 04/05/2027	895,029
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	639,414
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	900,886
	Raytheon Technologies Corp
500,000	3.20%, 03/15/2024	490,268
175,000	1.90%, 09/01/2031	137,394
1,000,000	3.75%, 11/01/2046	771,809
500,000	4.35%, 04/15/2047	425,238
1,175,000	2.82%, 09/01/2051	761,123
1,000,000	Republic Services Inc(b) 2.38%, 03/15/2033	797,502
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	930,252
1,000,000	Ryder System Inc 1.75%, 09/01/2026	878,797
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	444,556
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	819,441
1,000,000	Textron Inc 3.90%, 09/17/2029	905,749
	Union Pacific Corp
750,000	2.15%, 02/05/2027	677,212
500,000	3.60%, 09/15/2037	422,589
500,000	3.38%, 02/14/2042	397,417
1,000,000	2.95%, 03/10/2052	676,028
1,000,000	4.95%, 09/09/2052(b)	958,592
	Union Pacific Railroad Co Pass Through Trust
310,143	5.87%, 07/02/2030	318,782
154,774	6.18%, 01/02/2031	159,412
	United Parcel Service Inc
1,500,000	2.40%, 11/15/2026	1,391,171
1,000,000	3.05%, 11/15/2027	938,893

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	Vulcan Materials Co 3.90%, 04/01/2027	$ 474,685
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	793,307
1,000,000	Waste Management Inc 1.50%, 03/15/2031	781,839
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,148,668
		53,677,314
Technology — 1.91%
1,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	781,429
500,000	Adobe Inc 2.30%, 02/01/2030	426,334
1,000,000	Analog Devices Inc 1.70%, 10/01/2028	847,320
	Apple Inc
1,000,000	2.75%, 01/13/2025	962,900
175,000	2.90%, 09/12/2027	163,123
1,500,000	3.00%, 11/13/2027	1,399,948
1,000,000	1.20%, 02/08/2028	847,246
952,000	1.40%, 08/05/2028	806,441
175,000	1.70%, 08/05/2031	139,908
1,500,000	3.85%, 05/04/2043	1,293,570
1,000,000	2.40%, 08/20/2050	621,976
1,175,000	2.70%, 08/05/2051	774,608
1,000,000	3.95%, 08/08/2052	849,696
500,000	Applied Materials Inc 1.75%, 06/01/2030	407,727
1,000,000	Autodesk Inc 2.40%, 12/15/2031	798,824
	Broadcom Inc
425,000	4.15%, 11/15/2030	380,865
3,500,000	3.42%, 04/15/2033(a)	2,805,977
573,000	4.93%, 05/15/2037(a)	499,865
175,000	3.50%, 02/15/2041(a)	124,256
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	887,818
	Dell International LLC / EMC Corp
76,000	8.10%, 07/15/2036	85,167
2,000,000	3.38%, 12/15/2041(a)	1,339,453
35,000	8.35%, 07/15/2046	39,874
1,500,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	1,033,061
	Fiserv Inc
175,000	2.25%, 06/01/2027	156,185
1,000,000	4.20%, 10/01/2028	945,949
2,891,000	HP Inc 2.65%, 06/17/2031	2,252,328
	Intel Corp
1,000,000	3.40%, 03/25/2025(b)	974,870
1,000,000	3.75%, 08/05/2027	960,682
175,000	1.60%, 08/12/2028	148,661
175,000	2.00%, 08/12/2031	138,599
1,175,000	2.80%, 08/12/2041	820,432
Principal Amount		Fair Value
Technology — (continued)
$ 175,000	3.05%, 08/12/2051	$ 113,312
	International Business Machines Corp
1,000,000	3.00%, 05/15/2024	972,528
1,000,000	4.15%, 07/27/2027	974,392
1,500,000	4.00%, 06/20/2042	1,242,704
500,000	KLA Corp(b) 4.65%, 07/15/2032	489,750
	Micron Technology Inc(b)
1,000,000	6.75%, 11/01/2029	1,015,777
1,000,000	2.70%, 04/15/2032	747,726
	Microsoft Corp
190,000	2.40%, 08/08/2026	177,166
2,453,000	3.45%, 08/08/2036	2,170,127
1,547,000	2.92%, 03/17/2052	1,094,504
675,000	NVIDIA Corp 1.55%, 06/15/2028	576,360
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	782,643
	Oracle Corp
1,000,000	3.40%, 07/08/2024	975,592
800,000	2.50%, 04/01/2025	754,301
1,000,000	6.25%, 11/09/2032	1,046,621
2,500,000	3.85%, 07/15/2036	2,044,285
175,000	6.13%, 07/08/2039	174,067
2,000,000	3.65%, 03/25/2041	1,476,387
175,000	4.00%, 07/15/2046	127,529
175,000	3.60%, 04/01/2050	117,822
175,000	3.95%, 03/25/2051	124,677
1,894,000	Qorvo Inc 4.38%, 10/15/2029	1,674,750
	QUALCOMM Inc
1,500,000	1.30%, 05/20/2028	1,269,111
500,000	3.25%, 05/20/2050(b)	361,897
1,350,000	Roper Technologies Inc 1.00%, 09/15/2025	1,209,550
1,175,000	Salesforce Inc 2.70%, 07/15/2041	838,627
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	822,071
1,000,000	4.10%, 08/16/2052	887,753
	VMware Inc
175,000	1.40%, 08/15/2026	152,559
1,000,000	2.20%, 08/15/2031	758,864
1,000,000	Workday Inc(b) 3.80%, 04/01/2032	882,737
		50,771,281
Utilities — 1.94%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	810,700
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	745,057
1,000,000	American Electric Power Co Inc 5.75%, 11/01/2027	1,026,438
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	778,289

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Utilities — (continued)
	Appalachian Power Co
$ 140,000	7.00%, 04/01/2038	$ 156,121
1,000,000	3.70%, 05/01/2050	728,292
175,000	Atmos Energy Corp 5.50%, 06/15/2041	172,294
175,000	Avangrid Inc 3.80%, 06/01/2029	159,021
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	455,538
175,000	5.95%, 05/15/2037	181,563
175,000	5.15%, 11/15/2043	166,511
2,735,000	2.85%, 05/15/2051	1,790,551
1,000,000	Black Hills Corp 3.88%, 10/15/2049	705,032
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	449,339
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	829,202
1,000,000	CenterPoint Energy Resources Corp(b) 4.40%, 07/01/2032	958,729
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	907,030
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	916,912
1,000,000	2.40%, 06/15/2031	817,517
1,000,000	Constellation Energy Generation LLC 3.25%, 06/01/2025	956,749
1,000,000	Consumers Energy Co 3.60%, 08/15/2032	910,967
	Dominion Energy Inc
175,000	3.90%, 10/01/2025	170,426
500,000	3.38%, 04/01/2030	440,608
1,175,000	2.25%, 08/15/2031	934,921
175,000	4.70%, 12/01/2044	148,983
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	806,515
1,000,000	DTE Electric Co 3.75%, 08/15/2047	781,714
1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	854,135
	Duke Energy Corp
5,311,000	2.55%, 06/15/2031	4,327,458
175,000	3.50%, 06/15/2051	121,495
1,000,000	Duke Energy Florida LLC 1.75%, 06/15/2030	794,708
657,000	Duke Energy Progress LLC 2.00%, 08/15/2031	519,149
554,478	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	526,709
	Entergy Corp
1,000,000	0.90%, 09/15/2025	890,513
175,000	2.80%, 06/15/2030	147,812
	Entergy Louisiana LLC
1,000,000	0.95%, 10/01/2024	930,841
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	4.75%, 09/15/2052	$ 897,282
1,000,000	Eversource Energy(b) 3.45%, 01/15/2050	725,376
	Florida Power & Light Co
140,000	5.96%, 04/01/2039	148,848
209,000	5.25%, 02/01/2041	208,437
171,000	4.05%, 10/01/2044	144,725
1,500,000	3.15%, 10/01/2049	1,080,418
1,000,000	Georgia Power Co 3.25%, 03/15/2051	688,124
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	155,465
1,000,000	ITC Holdings Corp(a) 4.95%, 09/22/2027	986,175
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	488,558
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	165,677
1,175,000	MidAmerican Energy Co 2.70%, 08/01/2052	752,300
1,000,000	National Rural Utilities Cooperative Finance Corp 2.75%, 04/15/2032	822,600
1,500,000	NextEra Energy Capital Holdings Inc 4.63%, 07/15/2027	1,474,883
1,000,000	NiSource Inc 2.95%, 09/01/2029	867,293
1,000,000	Northern States Power Co 4.00%, 08/15/2045	814,264
2,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	1,306,192
1,000,000	ONE Gas Inc(b) 4.25%, 09/01/2032	946,896
1,000,000	PECO Energy Co 4.38%, 08/15/2052	879,604
175,000	Progress Energy Inc 7.75%, 03/01/2031	198,260
1,000,000	Public Service Electric & Gas Co 4.05%, 05/01/2045	792,412
	Public Service Enterprise Group Inc
1,000,000	2.88%, 06/15/2024	965,731
175,000	1.60%, 08/15/2030	135,688
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	638,660
	Southern Co
500,000	3.70%, 04/30/2030	451,262
500,000	4.40%, 07/01/2046	416,995
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,012,738
1,000,000	Tampa Electric Co 5.00%, 07/15/2052	912,216
94,000	Tucson Electric Power Co 3.05%, 03/15/2025	90,034
1,500,000	Union Electric Co 2.15%, 03/15/2032	1,185,566

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Utilities — (continued)
	Virginia Electric & Power Co
$ 1,000,000	3.75%, 05/15/2027	$ 954,326
500,000	3.80%, 09/15/2047	382,214
1,000,000	WEC Energy Group Inc 0.80%, 03/15/2024	947,389
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	915,192
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	149,410
1,000,000	4.60%, 06/01/2032	955,034
		51,674,083
TOTAL CORPORATE BONDS AND NOTES — 24.20% (Cost $744,949,323)		$ 643,360,026
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 3.38%, 07/07/2025	974,660
	Asian Development Bank
2,000,000	2.88%, 05/06/2025	1,930,640
1,000,000	3.13%, 08/20/2027	955,362
1,500,000	5.82%, 06/16/2028	1,606,922
1,000,000	1.88%, 03/15/2029	875,598
1,000,000	3.88%, 09/28/2032	983,301
1,500,000	Asian Infrastructure Investment Bank 3.38%, 06/29/2025	1,455,896
500,000	Canada Government International Bond 0.75%, 05/19/2026	444,964
	Chile Government International Bond
500,000	2.75%, 01/31/2027	459,457
2,500,000	3.50%, 01/25/2050	1,801,559
500,000	3.25%, 09/21/2071	307,807
500,000	Corp Andina de Fomento 2.25%, 02/08/2027	447,990
1,500,000	Council of Europe Development Bank(b) 0.88%, 09/22/2026	1,321,148
1,000,000	European Bank for Reconstruction & Development 0.50%, 11/25/2025	894,046
	European Investment Bank
2,500,000	2.63%, 03/15/2024(b)	2,436,118
2,000,000	0.63%, 07/25/2025	1,819,917
1,000,000	1.38%, 03/15/2027(b)	894,399
1,000,000	3.25%, 11/15/2027(b)	961,206
1,000,000	1.75%, 03/15/2029(b)	870,331
1,000,000	Export Development Canada 3.38%, 08/26/2025	973,545
1,000,000	Export-Import Bank of Korea 2.63%, 05/26/2026	935,265
	Hungary Government International Bond(a)
1,000,000	2.13%, 09/22/2031	740,660
1,000,000	3.13%, 09/21/2051	600,424
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Indonesia Government International Bond
$ 1,000,000	3.50%, 01/11/2028	$ 949,149
1,000,000	4.65%, 09/20/2032	977,836
	Inter-American Development Bank
1,500,000	0.50%, 09/23/2024	1,397,351
2,000,000	0.63%, 07/15/2025	1,820,660
1,500,000	0.88%, 04/20/2026(b)	1,342,047
1,000,000	1.13%, 07/20/2028	849,083
	International Bank for Reconstruction & Development
1,000,000	0.75%, 11/24/2027	849,690
9,500,000	1.13%, 09/13/2028	8,041,149
500,000	0.75%, 08/26/2030	390,005
1,000,000	1.25%, 02/10/2031	807,053
400,000	International Finance Corp 0.38%, 07/16/2025	361,698
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	947,500
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,654,572
	Mexico Government International Bond
2,000,000	4.75%, 04/27/2032	1,873,430
1,000,000	4.88%, 05/19/2033	917,942
500,000	3.50%, 02/12/2034	400,134
1,750,000	4.60%, 01/23/2046	1,363,469
1,000,000	3.77%, 05/24/2061	631,530
	Nordic Investment Bank
1,000,000	0.50%, 01/21/2026(b)	897,814
1,000,000	3.38%, 09/08/2027	965,672
	Panama Government International Bond
2,000,000	3.16%, 01/23/2030	1,719,968
1,000,000	6.40%, 02/14/2035	1,014,410
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	940,510
400,000	Perusahaan Penerbit SBSN Indonesia III(a) 4.70%, 06/06/2032	393,575
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030(b)	844,690
500,000	3.00%, 01/15/2034	394,037
1,000,000	3.55%, 03/10/2051(b)	710,828
	Philippine Government International Bond
500,000	5.50%, 03/30/2026	512,104
2,000,000	3.00%, 02/01/2028	1,860,471
200,000	5.61%, 04/13/2033(b)	211,579
500,000	2.95%, 05/05/2045	359,243
1,000,000	Province of Alberta Canada(a) 2.05%, 08/17/2026	917,126
2,000,000	Province of British Columbia Canada(b) 1.30%, 01/29/2031	1,586,862

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	$ 924,559
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026(b)	889,042
500,000	3.10%, 05/19/2027	474,512
1,000,000	1.13%, 10/07/2030	784,210
1,500,000	1.80%, 10/14/2031	1,214,963
	Province of Quebec Canada
500,000	2.75%, 04/12/2027	468,710
2,000,000	1.35%, 05/28/2030	1,620,059
1,000,000	Province of Saskatchewan Canada 3.25%, 06/08/2027	953,316
1,000,000	Republic of Italy Government International Bond(b) 3.88%, 05/06/2051	672,502
	Republic of Poland Government International Bond
500,000	3.25%, 04/06/2026	478,900
1,000,000	5.50%, 11/16/2027	1,025,924
1,000,000	5.75%, 11/16/2032	1,064,106
	Svensk Exportkredit AB
1,000,000	0.63%, 05/14/2025	912,810
1,000,000	4.63%, 11/28/2025	1,000,354
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	496,640
1,000,000	5.75%, 10/28/2034(b)	1,080,757
500,000	4.98%, 04/20/2055	477,697
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.01% (Cost $90,673,332)		$ 80,133,463
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.97%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	461,702
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	279,424
	Series 2019-BN20 Class ASB
2,200,000	2.93%, 09/15/2062	1,991,447
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,742,261
	BBCMS Mortgage Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,239,519
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	805,831
Principal Amount		Fair Value
Non-Agency — (continued)
	Benchmark Mortgage Trust
	Series 2018-B3 Class AAB
$ 428,000	3.97%, 04/10/2051	$ 412,029
	Series 2019-B9 Class A4
650,000	3.75%, 03/15/2052	601,508
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	264,062
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	829,913
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	921,657
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
2,500,000	3.76%, 06/10/2048	2,387,888
	Series 2018-C6 Class A4
1,020,000	4.41%, 11/10/2051	969,895
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	224,181
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,699,977
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(d)	2,896,824
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/01/2052	859,187
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	588,825
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,450,664
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
2,400,000	3.84%, 09/15/2058	2,287,864
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	847,668
		25,762,326
U.S. Government Agency — 27.95%
	Federal Home Loan Mortgage Corp
141,673	4.00%, 05/01/2026	139,696
108,047	3.00%, 01/01/2027	104,641
2,962	7.50%, 05/01/2027	3,020

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 328,131	2.50%, 11/01/2028	$ 312,140
230,453	3.00%, 01/01/2029	221,519
625,616	3.00%, 02/01/2029	600,353
8,141	6.50%, 04/01/2029	8,349
1,205	7.50%, 08/01/2030	1,255
1,454,435	2.50%, 12/01/2031	1,361,505
268,755	2.50%, 02/01/2032	251,572
168,318	3.50%, 04/01/2032	163,176
36,867	6.50%, 11/01/2032	37,809
268,658	3.00%, 04/01/2033	256,981
131,145	3.50%, 05/01/2033	126,080
195,522	3.50%, 06/01/2033	187,611
328,733	4.00%, 07/01/2033	326,099
158,959	3.50%, 03/01/2034	153,031
286,973	4.00%, 06/01/2034	276,641
241,001	3.50%, 09/01/2034	231,761
377,496	2.00%, 10/01/2034	337,665
156,010	2.50%, 02/01/2035	143,156
246,273	2.50%, 03/01/2035	225,827
1,897,039	2.00%, 07/01/2035	1,691,991
595,321	3.00%, 07/01/2035	558,776
826,370	2.00%, 08/01/2035	737,119
454,044	2.00%, 10/01/2035	404,987
1,682,393	1.50%, 12/01/2035	1,457,436
167,799	2.00%, 12/01/2035	149,673
1,722,629	2.00%, 01/01/2036	1,536,483
1,516,018	1.50%, 02/01/2036	1,313,291
873,840	2.00%, 03/01/2036	779,407
9,108	6.00%, 03/01/2036	9,475
8,776	6.00%, 04/01/2036	9,146
1,058,994	1.50%, 05/01/2036	917,362
1,097,520	2.00%, 05/01/2036	978,904
567,186	2.50%, 06/01/2036	520,924
38,949	5.00%, 06/01/2036	39,820
1,399,177	1.50%, 07/01/2036	1,212,033
739,602	2.00%, 07/01/2036	659,658
259,916	1.00%, 08/01/2036	219,505
904,257	1.50%, 09/01/2036	783,301
848,120	2.00%, 09/01/2036	756,439
685,960	3.00%, 09/01/2036	637,074
3,643,185	2.00%, 10/01/2036	3,249,343
2,485,705	2.50%, 10/01/2036	2,274,700
2,681,200	1.50%, 12/01/2036	2,322,513
417,379	1.50%, 03/01/2037	361,410
611,913	2.50%, 03/01/2037	561,425
1,236,916	2.00%, 04/01/2037	1,103,160
490,288	3.00%, 04/01/2037	459,201
1,916,408	1.50%, 06/01/2037	1,659,380
241,024	4.50%, 11/01/2037	239,438
12,933	5.50%, 11/01/2037	13,119
272,530	3.50%, 12/01/2037	260,788
248,085	4.00%, 12/01/2037	242,122
10,204	5.50%, 12/01/2037	10,258
97,138	3.50%, 10/01/2038	91,273
77,244	5.00%, 12/01/2039	78,310
795,349	3.00%, 02/01/2040	735,813
178,133	5.00%, 02/01/2040	180,591
138,647	5.00%, 05/01/2040	140,558
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 252,915	2.50%, 07/01/2040	$ 222,455
218,385	2.50%, 08/01/2040	191,571
75,379	5.00%, 08/01/2040	76,418
410,305	1.50%, 11/01/2040	335,666
530,332	2.00%, 12/01/2040	451,645
704,660	4.00%, 02/01/2041	677,549
791,238	2.00%, 03/01/2041	673,838
112,665	4.00%, 04/01/2041	108,318
261,332	1.50%, 05/01/2041	213,774
376,826	2.50%, 07/01/2041	326,971
552,159	2.00%, 08/01/2041	465,442
1,819,243	2.00%, 10/01/2041	1,533,516
657,603	2.00%, 11/01/2041	554,321
676,775	1.50%, 12/01/2041	553,596
328,566	3.50%, 11/01/2042	307,837
281,702	3.50%, 05/01/2043	263,923
449,004	4.00%, 11/01/2043	431,740
363,329	3.50%, 11/01/2044	340,179
1,153,557	3.00%, 04/01/2045	1,037,667
784,546	3.00%, 08/01/2045	706,133
409,741	3.50%, 10/01/2045	381,339
267,633	3.50%, 04/01/2046	248,594
2,670,514	3.00%, 02/01/2047	2,389,469
514,350	2.50%, 03/01/2047	443,907
535,342	3.50%, 11/01/2047	496,622
536,118	4.00%, 11/01/2047	512,014
397,778	4.00%, 03/01/2048	380,079
1,114,865	3.50%, 08/01/2048	1,033,758
227,165	4.00%, 08/01/2048	216,600
163,112	4.50%, 08/01/2048	159,331
155,087	4.00%, 09/01/2048	148,042
3,237,173	4.00%, 11/01/2048	3,086,733
69,458	4.00%, 01/01/2049	66,304
1,375,972	3.50%, 05/01/2049	1,280,555
4,666,442	3.50%, 06/01/2049	4,296,115
604,163	5.50%, 06/01/2049	616,150
352,213	4.50%, 08/01/2049	345,182
636,771	5.00%, 08/01/2049	637,136
356,999	3.00%, 09/01/2049	316,522
497,611	4.00%, 09/01/2049	472,213
811,526	2.50%, 10/01/2049	693,747
342,533	3.00%, 10/01/2049	305,020
74,253	3.50%, 10/01/2049	68,215
191,967	4.00%, 10/01/2049	182,278
1,057,248	4.50%, 11/01/2049	1,035,816
2,014,264	3.50%, 12/01/2049	1,853,085
1,580,389	3.00%, 02/01/2050	1,402,796
152,198	3.00%, 03/01/2050	136,011
208,005	5.00%, 03/01/2050	207,776
391,044	3.00%, 04/01/2050	345,438
612,553	3.50%, 04/01/2050	564,397
1,668,252	2.50%, 05/01/2050	1,426,167
742,516	4.00%, 05/01/2050	710,384
3,032,590	2.50%, 07/01/2050	2,585,355
112,416	4.00%, 07/01/2050	106,425
903,981	4.50%, 07/01/2050	877,954
1,310,857	2.00%, 08/01/2050	1,072,258
3,144,842	3.00%, 08/01/2050	2,773,016

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 6,113,973	2.00%, 09/01/2050	$ 4,999,853
3,093,088	2.50%, 09/01/2050	2,631,801
3,808,433	3.00%, 09/01/2050	3,350,720
219,144	3.50%, 09/01/2050	200,508
107,469	4.00%, 09/01/2050	101,651
1,011,142	2.50%, 10/01/2050	862,443
1,133,881	1.50%, 11/01/2050	876,017
7,306,550	2.00%, 11/01/2050	5,973,235
1,986,081	1.50%, 12/01/2050	1,534,409
522,390	3.00%, 12/01/2050	460,007
7,723,687	2.00%, 01/01/2051	6,314,245
574,649	2.50%, 01/01/2051	488,712
5,815,676	1.50%, 03/01/2051	4,489,888
7,680,272	2.00%, 03/01/2051	6,273,505
884,917	1.50%, 04/01/2051	683,045
592,543	2.50%, 04/01/2051	503,298
2,381,756	2.00%, 05/01/2051	1,944,288
3,779,013	2.50%, 05/01/2051	3,209,210
1,078,672	1.50%, 06/01/2051	832,263
1,327,863	3.50%, 06/01/2051	1,209,222
3,632,843	2.00%, 08/01/2051	2,963,112
1,558,183	2.50%, 08/01/2051	1,322,990
5,332,817	2.50%, 09/01/2051	4,527,894
2,285,823	1.50%, 10/01/2051	1,761,881
10,743,988	2.00%, 10/01/2051	8,757,867
12,779,268	2.50%, 10/01/2051	10,847,959
9,228,264	2.00%, 11/01/2051	7,521,525
5,032,826	2.50%, 11/01/2051	4,271,609
2,582,224	2.00%, 12/01/2051	2,104,469
4,253,575	2.50%, 12/01/2051	3,600,757
4,154,311	3.00%, 12/01/2051	3,650,349
2,366,398	2.00%, 01/01/2052	1,928,381
4,474,812	2.50%, 01/01/2052	3,809,457
925,529	3.00%, 01/01/2052	813,762
2,350,431	2.50%, 02/01/2052	1,993,639
13,758,755	2.00%, 03/01/2052	11,202,956
3,371,363	3.00%, 03/01/2052	2,966,644
423,900	3.50%, 03/01/2052	385,543
5,286,068	2.50%, 04/01/2052	4,478,110
3,291,475	3.50%, 04/01/2052	2,998,895
8,272,840	3.00%, 05/01/2052	7,264,355
866,169	4.00%, 05/01/2052	813,307
2,152,809	3.50%, 06/01/2052	1,964,841
599,156	4.50%, 06/01/2052	576,722
631,034	4.50%, 07/01/2052	607,577
6,216,192	4.00%, 08/01/2052	5,831,025
5,689,394	4.50%, 09/01/2052	5,476,502
1,550,838	5.00%, 09/01/2052	1,529,391
3,460,487	3.50%, 10/01/2052	3,144,830
1,729,961	4.00%, 10/01/2052	1,622,767
465,640	5.50%, 10/01/2052	467,162
2,524,644	5.00%, 11/01/2052	2,490,436
648,663	5.50%, 11/01/2052	651,781
796,927	4.50%, 12/01/2052	767,087
1,294,073	5.00%, 12/01/2052	1,276,177
720,885	5.50%, 12/01/2052	722,820
496,139	6.00%, 12/01/2052	503,613
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
$ 1,000,000	3.15%, 11/25/2025	$ 960,724
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	1,801,015
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,042,630
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(d)	2,671,904
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,262,064
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	882,633
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,795,946
	Series K104 Class A2
300,000	2.25%, 01/25/2030	260,070
	Series K127 Class A2
500,000	2.11%, 01/25/2031	418,929
	Series K154 Class A2
1,500,000	3.42%, 04/25/2032	1,401,015
	Series K729 Class AM
1,500,000	3.20%, 11/25/2024	1,451,006
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	436,814
	Federal National Mortgage Association
1,132,382	2.50%, 06/01/2028	1,070,078
17,921	6.00%, 01/01/2029	18,191
263,688	3.00%, 03/01/2029	252,159
191,408	3.50%, 04/01/2029	187,867
104,585	3.50%, 09/01/2029	102,648
1,000,000	0.88%, 08/05/2030(b)	793,791
142,629	4.00%, 09/01/2030	138,060
454,879	3.00%, 10/01/2030	434,235
72,456	8.00%, 10/01/2030	74,919
991,632	2.50%, 09/01/2031	927,276
261,428	2.00%, 10/01/2031	237,791
128,273	3.50%, 01/01/2032	124,216
84,107	3.50%, 02/01/2032	81,309
33,843	6.50%, 06/01/2032	34,686
377,287	3.00%, 08/01/2032	359,020
39,287	6.50%, 08/01/2032	40,269
1,247,695	3.00%, 10/01/2032	1,187,380
97,802	3.00%, 11/01/2032	91,955
380,419	2.50%, 01/01/2033	356,726
413,694	3.00%, 02/01/2033	388,930
121,950	5.50%, 03/01/2033	125,078
19,905	5.00%, 09/01/2033	20,243
1,882,549	3.00%, 12/01/2033	1,791,502
29,290	5.50%, 01/01/2034	29,713
157,981	4.00%, 02/01/2034	152,969
245,112	3.50%, 03/01/2034	235,742
102,840	5.50%, 03/01/2034	104,813
92,310	5.50%, 05/01/2034	95,237
425,940	3.50%, 07/01/2034	416,126

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 218,131	2.50%, 09/01/2034	$ 200,982
274,630	3.00%, 02/01/2035	257,925
26,950	5.50%, 02/01/2035	27,800
312,396	3.00%, 03/01/2035	292,924
950,383	3.00%, 04/01/2035	891,256
284,079	5.00%, 05/01/2035	290,106
866,487	2.50%, 06/01/2035	795,013
355,402	3.50%, 06/01/2035	341,801
5,582	5.00%, 07/01/2035	5,681
568,207	2.00%, 09/01/2035	506,678
279,236	3.50%, 09/01/2035	268,536
56,197	5.00%, 09/01/2035	57,389
821,976	1.50%, 10/01/2035	711,827
62,333	5.00%, 10/01/2035	63,656
41,625	6.00%, 10/01/2035	43,116
49,263	5.50%, 11/01/2035	50,932
1,925,050	2.00%, 12/01/2035	1,717,042
917,758	2.50%, 01/01/2036	842,187
897,895	1.50%, 02/01/2036	777,829
2,057,180	2.00%, 02/01/2036	1,834,883
426,672	3.50%, 04/01/2036	408,944
49,984	6.00%, 04/01/2036	52,216
917,073	1.50%, 05/01/2036	794,426
1,521,837	2.00%, 05/01/2036	1,357,374
758,892	2.50%, 05/01/2036	696,381
2,125,698	2.00%, 06/01/2036	1,895,943
4,776,734	2.50%, 06/01/2036	4,382,782
1,114,321	1.50%, 07/01/2036	964,947
3,606	6.50%, 08/01/2036	3,694
1,635,702	1.50%, 09/01/2036	1,416,402
3,190,086	2.00%, 09/01/2036	2,845,246
179,653	1.00%, 10/01/2036	149,306
2,408,750	1.50%, 10/01/2036	2,085,803
394,460	2.00%, 11/01/2036	351,818
35,261	5.50%, 11/01/2036	36,558
570,579	1.50%, 12/01/2036	494,251
462,591	6.00%, 12/01/2036	478,611
2,077,561	1.50%, 01/01/2037	1,799,620
2,183,541	2.00%, 01/01/2037	1,947,463
837,677	3.00%, 01/01/2037	777,132
1,593,550	2.00%, 02/01/2037	1,421,270
1,424,349	2.00%, 03/01/2037	1,270,344
702,035	2.00%, 04/01/2037	624,388
1,139,226	3.00%, 04/01/2037	1,067,000
285,409	3.00%, 05/01/2037	267,332
673,016	3.50%, 07/01/2037	644,019
29,084	5.00%, 07/01/2037	29,700
160,047	5.50%, 08/01/2037	165,470
518,294	4.00%, 12/01/2037	505,837
255,454	5.50%, 01/01/2038	264,889
123,047	6.00%, 03/01/2038	128,243
59,626	5.50%, 07/01/2038	61,831
40,365	2.50%, 05/01/2039	35,910
36,963	6.00%, 05/01/2039	38,589
276,289	4.50%, 08/01/2039	272,845
310,522	5.00%, 08/01/2039	314,611
277,078	5.00%, 12/01/2039	280,978
139,311	4.50%, 03/01/2040	137,703
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 624,294	2.50%, 05/01/2040	$ 549,144
857,314	3.00%, 05/01/2040	795,415
186,855	5.00%, 06/01/2040	186,620
155,351	4.50%, 08/01/2040	154,005
519,211	2.00%, 09/01/2040	442,187
295,332	2.50%, 09/01/2040	259,777
953,877	2.00%, 11/01/2040	812,360
98,705	4.50%, 11/01/2040	97,849
138,841	5.00%, 11/01/2040	140,594
323,871	1.50%, 01/01/2041	264,960
579,405	2.00%, 02/01/2041	493,437
1,299,180	4.00%, 02/01/2041	1,247,649
526,284	4.50%, 03/01/2041	520,996
370,614	1.50%, 05/01/2041	303,197
255,541	2.00%, 05/01/2041	217,626
385,155	5.00%, 05/01/2041	390,019
361,484	2.00%, 06/01/2041	307,849
591,986	1.50%, 09/01/2041	479,016
1,228,302	2.50%, 09/01/2041	1,077,193
798,439	1.50%, 10/01/2041	653,180
1,116,813	2.00%, 10/01/2041	941,408
1,008,764	2.50%, 10/01/2041	880,227
179,487	4.50%, 10/01/2041	177,930
855,998	2.00%, 12/01/2041	721,556
507,690	3.50%, 12/01/2041	475,227
503,760	4.00%, 01/01/2042	483,787
2,899,178	2.00%, 03/01/2042	2,443,781
1,209,497	1.50%, 04/01/2042	977,471
859,378	2.50%, 04/01/2042	747,322
483,457	3.00%, 06/01/2042	431,866
487,228	3.50%, 08/01/2042	448,436
287,376	3.00%, 09/01/2042	261,510
774,119	3.00%, 12/01/2042	704,363
836,102	3.00%, 02/01/2043	760,770
347,798	3.00%, 04/01/2043	316,452
645,962	3.50%, 04/01/2043	598,527
1,453,327	3.50%, 05/01/2043	1,359,237
167,477	4.00%, 07/01/2043	160,856
636,760	3.00%, 08/01/2043	578,586
389,704	3.50%, 08/01/2043	364,528
166,634	4.00%, 09/01/2043	160,049
393,569	3.50%, 08/01/2044	367,680
711,182	4.00%, 08/01/2044	688,563
226,894	4.00%, 06/01/2045	217,329
1,516,601	2.50%, 07/01/2045	1,303,242
468,027	3.50%, 11/01/2045	433,060
1,365,157	3.50%, 02/01/2046	1,268,004
774,584	4.00%, 03/01/2046	741,963
1,460,534	3.00%, 06/01/2046	1,310,009
359,117	2.50%, 10/01/2046	309,614
1,457,930	3.00%, 10/01/2046	1,305,822
289,537	4.00%, 10/01/2046	277,271
813,879	3.00%, 12/01/2046	728,074
386,352	3.50%, 12/01/2046	357,341
316,166	4.00%, 03/01/2047	302,052
378,432	4.00%, 06/01/2047	361,363
289,094	4.00%, 07/01/2047	275,691
3,520,770	3.50%, 10/01/2047	3,260,092

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 893,716	4.00%, 10/01/2047	$ 852,155
325,081	4.00%, 10/01/2048	309,962
365,577	4.00%, 11/01/2048	348,809
2,722,521	4.50%, 11/01/2048	2,671,409
308,074	5.00%, 11/01/2048	307,932
392,089	4.50%, 02/01/2049	382,529
2,426,127	4.00%, 06/01/2049	2,305,054
2,489,857	4.00%, 07/01/2049	2,381,108
961,019	4.50%, 07/01/2049	939,010
1,567,182	3.50%, 08/01/2049	1,443,149
1,005,777	4.00%, 08/01/2049	955,898
414,848	3.00%, 09/01/2049	367,844
991,191	3.50%, 09/01/2049	910,591
925,622	4.50%, 10/01/2049	906,140
1,442,773	3.50%, 11/01/2049	1,347,609
1,438,721	3.00%, 12/01/2049	1,277,089
1,223,446	3.50%, 12/01/2049	1,128,279
936,700	3.00%, 01/01/2050	831,470
364,852	4.00%, 01/01/2050	344,153
3,036,491	3.00%, 03/01/2050	2,684,228
681,653	3.50%, 03/01/2050	627,840
498,223	3.00%, 04/01/2050	439,903
1,539,225	2.50%, 05/01/2050	1,314,232
782,336	3.50%, 05/01/2050	718,313
361,952	4.00%, 06/01/2050	343,104
189,966	4.50%, 06/01/2050	184,741
416,454	2.50%, 07/01/2050	355,064
2,601,950	3.00%, 07/01/2050	2,292,532
557,063	4.00%, 07/01/2050	529,037
4,221,351	2.00%, 08/01/2050	3,452,572
2,401,892	2.50%, 08/01/2050	2,048,983
1,139,302	2.50%, 09/01/2050	972,418
1,397,831	3.00%, 09/01/2050	1,232,834
2,227,626	2.50%, 10/01/2050	1,896,649
2,955,594	1.50%, 11/01/2050	2,283,507
2,709,955	2.00%, 11/01/2050	2,216,139
669,291	2.50%, 11/01/2050	570,509
84,513	4.00%, 12/01/2050	79,763
9,197,736	2.00%, 01/01/2051	7,518,366
643,795	3.50%, 01/01/2051	588,748
5,704,038	2.00%, 02/01/2051	4,657,808
1,545,588	2.50%, 02/01/2051	1,309,599
544,878	3.50%, 03/01/2051	500,629
1,156,468	1.50%, 04/01/2051	892,768
3,565,753	2.50%, 04/01/2051	3,029,057
2,622,818	2.00%, 05/01/2051	2,141,107
9,870,987	3.00%, 05/01/2051	8,675,125
756,849	1.50%, 06/01/2051	583,912
459,508	2.00%, 06/01/2051	375,268
3,625,795	2.50%, 06/01/2051	3,071,717
11,436,060	2.00%, 07/01/2051	9,329,820
1,219,553	2.50%, 08/01/2051	1,035,346
783,029	3.00%, 08/01/2051	688,057
2,613,222	1.50%, 09/01/2051	2,014,523
10,529,649	2.00%, 09/01/2051	8,586,790
17,820,146	2.50%, 09/01/2051	15,134,997
1,943,995	1.50%, 10/01/2051	1,498,596
19,220,554	2.00%, 10/01/2051	15,734,480
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$17,875,302	2.50%, 10/01/2051	$ 15,191,127
4,182,337	2.50%, 11/01/2051	3,548,067
5,711,442	3.50%, 11/01/2051	5,220,880
4,700,333	2.00%, 12/01/2051	3,832,139
832,207	2.50%, 12/01/2051	705,543
9,928,357	2.00%, 01/01/2052	8,087,572
3,787,031	2.50%, 01/01/2052	3,213,042
11,355,790	2.00%, 02/01/2052	9,255,820
1,588,941	2.00%, 03/01/2052	1,300,203
950,155	2.50%, 03/01/2052	813,029
4,924,169	2.50%, 04/01/2052	4,175,915
3,801,254	3.00%, 04/01/2052	3,337,761
1,261,671	4.00%, 04/01/2052	1,183,770
6,793,738	3.50%, 05/01/2052	6,172,258
2,649,734	4.00%, 05/01/2052	2,486,655
900,000	3.50%, 06/01/2052	818,560
7,365,401	4.00%, 06/01/2052	6,924,473
10,877,356	3.00%, 07/01/2052	9,547,081
8,191,425	4.50%, 07/01/2052	7,890,712
1,214,437	5.00%, 07/01/2052	1,197,642
643,590	5.00%, 09/01/2052	634,690
2,163,759	5.50%, 09/01/2052	2,175,582
518,169	4.50%, 10/01/2052	499,247
2,848,373	5.00%, 10/01/2052	2,808,982
499,355	5.00%, 11/01/2052	492,816
1,243,546	5.50%, 12/01/2052	1,259,864
1,245,367	6.00%, 12/01/2052	1,264,127
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
832,551	2.55%, 12/25/2026(d)	768,981
	Series 2018-M12 Class A2
350,000	3.63%, 08/25/2030(d)	330,474
	Series 2019-M1 Class A2
1,798,212	3.55%, 09/25/2028(d)	1,726,259
	Series 2019-M22 Class A2
2,016,154	2.52%, 08/25/2029	1,785,935
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	569,311
	Series 2021-M12 Class 2A2
1,000,000	2.13%, 05/25/2033(d)	796,735
	Government National Mortgage Association
684	7.00%, 07/15/2025	684
1,004	7.50%, 12/15/2025	1,003
26,647	3.50%, 02/15/2026	26,008
97,807	5.00%, 11/15/2033	100,090
16,902	5.50%, 12/15/2035	17,520
25,322	5.00%, 12/20/2035	25,845
48,877	6.00%, 01/20/2036	51,607
54,880	5.50%, 02/20/2036	57,106
338,659	2.50%, 05/20/2036	308,678
158,505	2.00%, 06/20/2036	140,220
222,209	2.00%, 12/20/2036	196,563
326,798	5.00%, 06/15/2039	333,317
100,300	4.00%, 05/20/2040	96,914

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 86,820	4.50%, 07/20/2040	$ 86,650
83,910	4.50%, 09/20/2040	83,746
356,245	4.00%, 10/15/2040	343,112
528,799	4.50%, 07/20/2041	527,765
162,560	4.00%, 09/15/2041	156,569
34,191	4.50%, 12/20/2041	34,453
688,476	2.50%, 12/20/2042	606,968
182,763	3.00%, 02/15/2043	167,308
2,027,185	3.50%, 06/20/2044	1,901,248
745,687	3.50%, 10/20/2044	696,631
616,417	4.50%, 11/20/2044	618,248
556,968	3.00%, 08/20/2045	507,537
569,570	4.00%, 08/20/2045	543,402
516,048	3.50%, 12/20/2045	479,781
543,397	3.50%, 02/20/2046	506,903
179,383	4.00%, 03/20/2046	172,565
672,823	3.00%, 08/20/2046	608,303
2,252,290	3.00%, 09/20/2046	2,038,512
594,323	3.50%, 10/20/2046	554,257
2,726,299	3.00%, 12/20/2046	2,462,958
3,698,183	3.00%, 01/20/2047	3,326,835
3,947,287	3.50%, 04/20/2047	3,670,654
651,386	3.50%, 08/20/2047	607,136
658,529	4.00%, 09/20/2047	630,146
478,740	4.50%, 11/15/2047	470,812
2,338,908	3.00%, 02/20/2048	2,106,293
612,031	4.50%, 03/20/2048	602,668
150,717	5.00%, 11/20/2048	150,682
2,658,328	4.00%, 12/20/2048	2,532,790
1,394,200	4.50%, 12/20/2048	1,352,958
288,768	4.50%, 03/20/2049	283,413
1,967,526	4.00%, 05/20/2049	1,879,981
150,010	2.50%, 08/20/2049	130,860
156,714	5.00%, 11/20/2049	156,936
465,640	2.50%, 02/20/2050	407,192
1,838,667	3.50%, 04/20/2050	1,705,608
326,238	5.00%, 04/20/2050	327,458
1,978,694	2.50%, 06/20/2050	1,728,425
1,226,802	4.00%, 06/20/2050	1,171,975
3,031,455	2.00%, 08/20/2050	2,561,231
3,976,156	2.50%, 08/20/2050	3,463,468
2,013,079	3.00%, 08/20/2050	1,806,084
2,365,273	3.50%, 08/20/2050	2,195,224
204,037	4.00%, 08/20/2050	194,161
467,371	3.00%, 09/20/2050	419,459
691,088	3.50%, 09/20/2050	640,940
301,635	4.00%, 09/20/2050	287,457
1,477,232	2.00%, 10/20/2050	1,246,865
1,477,416	2.50%, 10/20/2050	1,286,456
3,174,131	3.00%, 10/20/2050	2,853,449
1,311,434	3.50%, 11/20/2050	1,222,160
4,003,689	2.00%, 12/20/2050	3,376,738
1,561,824	2.50%, 12/20/2050	1,359,890
501,746	3.50%, 12/20/2050	465,211
1,195,265	2.50%, 01/20/2051	1,040,601
1,826,278	2.00%, 02/20/2051	1,530,802
4,295,894	2.00%, 03/20/2051	3,620,326
2,039,299	2.50%, 03/20/2051	1,775,223
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 490,002	1.50%, 04/20/2051	$ 394,087
2,126,682	2.00%, 04/20/2051	1,791,684
2,351,514	2.50%, 06/20/2051	2,043,345
804,876	2.50%, 08/20/2051	699,076
2,171,818	3.00%, 08/20/2051	1,944,289
5,050,430	2.00%, 09/20/2051	4,245,594
9,266,468	2.50%, 09/20/2051	8,043,394
2,861,460	2.50%, 10/20/2051	2,483,084
1,372,605	3.00%, 10/20/2051	1,226,520
144,683	5.00%, 10/20/2051	143,827
2,282,610	2.00%, 11/20/2051	1,916,996
1,976,650	3.00%, 11/20/2051	1,767,514
1,685,184	3.50%, 11/20/2051	1,550,576
9,279,907	2.50%, 12/20/2051	8,049,515
735,038	4.50%, 12/20/2051	715,904
5,180,657	2.00%, 01/20/2052	4,341,359
2,106,157	3.00%, 01/20/2052	1,875,470
2,374,570	2.00%, 02/20/2052	1,990,605
4,390,436	3.00%, 02/20/2052	3,909,424
9,148,648	2.00%, 03/20/2052	7,665,901
3,561,518	2.50%, 04/20/2052	3,085,440
1,365,834	3.00%, 04/20/2052	1,217,343
2,319,555	4.00%, 04/20/2052	2,195,105
1,805,399	3.50%, 05/20/2052	1,658,899
1,763,753	3.50%, 06/20/2052	1,622,855
3,115,730	4.00%, 06/20/2052	2,948,558
3,267,569	4.50%, 06/20/2052	3,170,299
3,135,759	3.50%, 07/20/2052	2,881,302
3,389,169	5.00%, 08/20/2052	3,359,137
1,787,878	4.00%, 09/20/2052	1,691,946
472,517	5.50%, 09/20/2052	475,846
942,307	2.50%, 10/20/2052	817,089
2,439,380	4.50%, 10/20/2052	2,366,763
499,215	5.50%, 11/20/2052	502,317
1,000,000	5.00%, 12/20/2052	992,272
1,000,000	5.50%, 12/20/2052	1,006,213
		742,792,326
TOTAL MORTGAGE-BACKED SECURITIES — 28.92% (Cost $870,392,392)		$ 768,554,652
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston Texas Combined Utility System Revenue Series B 3.83%, 05/15/2028	961,021
50,000	Energy Northwest Series B 2.81%, 07/01/2024	48,967
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,334,850
2,000,000	Port of Morrow Oregon 2.99%, 09/01/2036	1,540,028
600,000	State of Illinois 5.10%, 06/01/2033	575,843

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	$ 893,339
TOTAL MUNICIPAL BONDS AND NOTES — 0.20% (Cost $6,060,666)		$ 5,354,048
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
1,000,000	0.23%, 01/19/2024	953,272
1,000,000	4.50%, 11/18/2024	998,763
1,000,000	3.10%, 08/15/2025	969,602
2,000,000	4.13%, 12/12/2025	1,968,144
	Federal Home Loan Bank
600,000	5.75%, 06/12/2026	627,519
4,000,000	1.00%, 10/07/2026	3,525,365
1,000,000	1.25%, 12/21/2026(b)	895,168
2,500,000	3.25%, 11/16/2028(b)	2,400,654
	Federal Home Loan Mortgage Corp
5,000,000	1.50%, 02/12/2025(b)	4,711,399
2,000,000	0.38%, 09/23/2025	1,799,762
7,000,000	Federal National Mortgage Association(b) 2.13%, 04/24/2026	6,559,745
	Tennessee Valley Authority
1,000,000	0.75%, 05/15/2025	913,845
2,000,000	1.50%, 09/15/2031(b)	1,569,325
1,000,000	4.25%, 09/15/2052(b)	884,685
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.08% (Cost $31,446,668)		$ 28,777,248
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
20,000,000	2.25%, 01/31/2024	19,472,656
19,000,000	0.13%, 02/15/2024	18,052,227
19,000,000	2.13%, 02/29/2024	18,445,586
34,000,000	0.25%, 03/15/2024	32,232,265
22,000,000	0.38%, 04/15/2024	20,817,500
20,000,000	0.25%, 05/15/2024	18,824,219
1,500,000	2.50%, 05/15/2024	1,455,937
14,000,000	0.38%, 07/15/2024	13,114,609
53,676,000	0.38%, 08/15/2024	50,145,127
9,500,000	2.38%, 08/15/2024	9,166,016
25,000,000	1.50%, 09/30/2024	23,739,258
20,000,000	2.25%, 11/15/2024	19,208,594
24,000,000	1.50%, 11/30/2024	22,710,000
22,000,000	1.38%, 01/31/2025	20,676,562
20,250,000	2.00%, 02/15/2025	19,267,559
13,250,000	2.13%, 05/15/2025	12,591,123
34,000,000	0.25%, 05/31/2025	30,865,625
35,000,000	0.25%, 06/30/2025	31,706,445
26,500,000	0.25%, 07/31/2025	23,913,144
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$35,500,000	0.25%, 09/30/2025	$ 31,875,117
12,000,000	2.25%, 11/15/2025	11,357,813
30,000,000	0.38%, 11/30/2025	26,833,594
16,500,000	0.38%, 01/31/2026	14,680,488
5,500,000	1.63%, 02/15/2026	5,086,641
17,000,000	0.50%, 02/28/2026	15,147,930
32,642,000	0.75%, 08/31/2026	28,902,196
16,500,000	2.00%, 11/15/2026	15,255,410
12,500,000	0.63%, 03/31/2027	10,846,680
11,000,000	0.50%, 04/30/2027	9,471,602
1,500,000	2.38%, 05/15/2027	1,398,457
12,500,000	0.50%, 06/30/2027	10,692,383
10,000,000	2.25%, 08/15/2027	9,250,391
21,000,000	0.38%, 09/30/2027	17,703,984
15,000,000	0.50%, 10/31/2027	12,687,305
13,000,000	0.63%, 12/31/2027	11,012,930
8,000,000	2.75%, 02/15/2028	7,522,187
18,000,000	1.13%, 02/29/2028	15,584,766
5,000,000	1.25%, 04/30/2028	4,338,477
9,500,000	2.88%, 05/15/2028	8,963,770
8,000,000	1.25%, 05/31/2028	6,926,250
13,500,000	1.00%, 07/31/2028	11,475,527
32,474,000	1.13%, 08/31/2028	27,727,214
1,500,000	3.13%, 11/15/2028	1,430,684
7,000,000	1.38%, 12/31/2028	6,037,500
3,500,000	2.63%, 02/15/2029	3,234,766
6,500,000	2.38%, 05/15/2029	5,908,906
3,000,000	2.75%, 05/31/2029	2,787,187
25,500,000	1.63%, 08/15/2029	22,128,223
13,500,000	3.13%, 08/31/2029	12,816,035
21,000,000	0.63%, 05/15/2030	16,620,351
5,000,000	0.63%, 08/15/2030	3,935,742
9,000,000	0.88%, 11/15/2030	7,193,672
11,000,000	1.13%, 02/15/2031(b)	8,965,430
8,807,000	1.25%, 08/15/2031	7,141,239
2,000,000	1.38%, 11/15/2031	1,627,812
6,000,000	1.88%, 02/15/2032	5,089,922
8,500,000	2.88%, 05/15/2032	7,833,281
6,000,000	2.75%, 08/15/2032	5,463,750
9,500,000	1.13%, 05/15/2040	5,945,664
11,000,000	1.13%, 08/15/2040	6,831,172
7,500,000	1.38%, 11/15/2040	4,875,879
21,500,000	1.88%, 02/15/2041	15,196,133
35,901,000	1.75%, 08/15/2041	24,568,344
4,000,000	2.00%, 11/15/2041	2,856,094
14,500,000	2.38%, 02/15/2042	11,070,976
19,000,000	3.25%, 05/15/2042	16,657,656
21,000,000	3.38%, 08/15/2042	18,768,750
5,000,000	3.00%, 11/15/2044	4,126,562
13,000,000	2.50%, 02/15/2045	9,787,070
11,500,000	2.50%, 02/15/2046	8,604,336
4,500,000	3.00%, 02/15/2047	3,683,496
3,000,000	2.75%, 11/15/2047	2,340,117
16,500,000	1.25%, 05/15/2050	8,879,707
9,000,000	1.38%, 08/15/2050	5,000,976
10,000,000	1.63%, 11/15/2050	5,950,000
12,500,000	1.88%, 02/15/2051	7,944,336
28,976,000	2.00%, 08/15/2051	18,972,489

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,000,000	1.88%, 11/15/2051	$ 2,533,437
12,000,000	2.25%, 02/15/2052	8,344,687
10,500,000	2.88%, 05/15/2052	8,413,125
22,500,000	3.00%, 08/15/2052	18,537,891
TOTAL U.S. TREASURY BONDS AND NOTES — 39.85% (Cost $1,183,375,318)		$1,059,248,961
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,328,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(e), 4.36%(f)	3,328,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.13% (Cost $3,328,000)		$ 3,328,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.75%
19,900,000	Federal Home Loan Bank(g) 3.96%, 01/03/2023	19,893,532
Repurchase Agreements — 2.21%
14,735,395	Undivided interest of 13.47% in a repurchase agreement (principal amount/value $109,701,194 with a maturity value of $109,753,607) with RBC Capital Markets Corp, 4.30%, dated 12/31/22 to be repurchased at $14,735,395 on 1/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 9/1/24 - 10/20/52, with a value of $111,895,218.(e)	14,735,395
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$14,735,395	Undivided interest of 13.57% in a repurchase agreement (principal amount/value $108,937,825 with a maturity value of $108,989,873) with Bank of America Securities Inc, 4.30%, dated 12/31/22 to be repurchased at $14,735,395 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 5/1/37 - 5/1/58, with a value of $111,116,581.(e)	$ 14,735,395
14,420,047	Undivided interest of 17.66% in a repurchase agreement (principal amount/value $81,850,151 with a maturity value of $81,889,257) with Credit Agricole Securities (USA) Inc, 4.30%, dated 12/31/22 to be repurchased at $14,420,047 on 1/3/23 collateralized by Government National Mortgage Association securities, 3.00% - 4.00%, 11/20/48 - 8/20/52, with a value of $83,487,154.(e)	14,420,047
14,735,395	Undivided interest of 20.95% in a repurchase agreement (principal amount/value $70,517,679 with a maturity value of $70,551,371) with Citigroup Global Markets Inc, 4.30%, dated 12/31/22 to be repurchased at $14,735,395 on 1/3/23 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 5.50%, 8/28/23 - 12/1/52, with a value of $71,928,033.(e)	14,735,395
		58,626,232
TOTAL SHORT TERM INVESTMENTS — 2.96% (Cost $78,519,764)		$ 78,519,764
TOTAL INVESTMENTS — 100.79% (Cost $3,020,620,002)		$2,678,884,179
OTHER ASSETS & LIABILITIES, NET — (0.79)%		$ (20,901,754)
TOTAL NET ASSETS — 100.00%		$2,657,982,425

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2022
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at December 31, 2022.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of December 31, 2022.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At December 31, 2022, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
JPMorgan Chase & Co	0.77%	08/09/2025	09/13/2021-10/04/2021	$4,720,185	$4,364,614	0.16%
Shell International Finance BV	2.38	11/07/2029	09/13/2021-08/29/2022	1,074,675	1,015,488	0.04
Shell International Finance BV	6.38	12/15/2038	09/13/2021-10/04/2021	257,391	192,406	0.01
Shell International Finance BV	4.38	05/11/2045	09/13/2021-09/27/2021	176,885	122,331	0.00
Shell International Finance BV	4.00	05/10/2046	09/13/2021-10/04/2021	210,771	142,696	0.01
Shell International Finance BV	3.25	04/06/2050	09/13/2021-10/04/2021	192,443	125,524	0.00
				$6,632,350	$5,963,059	0.22%
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower Bond Index Fund
ASSETS:
Investments in securities, fair value (including $59,812,852 of securities on loan)(a)	$2,620,257,947
Repurchase agreements, fair value(b)	58,626,232
Cash	43,367,775
Interest receivable	13,874,216
Subscriptions receivable	8,882,334
Total Assets	2,745,008,504
LIABILITIES:
Payable for director fees	8,131
Payable for investments purchased	22,673,607
Payable for other accrued fees	130,049
Payable for shareholder services fees	532,054
Payable to investment adviser	218,632
Payable upon return of securities loaned	61,954,232
Redemptions payable	1,509,374
Total Liabilities	87,026,079
NET ASSETS	$2,657,982,425
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$24,674,039
Paid-in capital in excess of par	2,994,083,939
Undistributed/accumulated deficit	(360,775,553)
NET ASSETS	$2,657,982,425
NET ASSETS BY CLASS
Investor Class	$1,862,529,252
Institutional Class	$795,453,173
CAPITAL STOCK:
Authorized
Investor Class	600,000,000
Institutional Class	430,000,000
Issued and Outstanding
Investor Class	150,358,644
Institutional Class	96,381,741
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.39
Institutional Class	$8.25
(a) Cost of investments	$2,961,993,770
(b) Cost of repurchase agreements	$58,626,232
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower Bond Index Fund
INVESTMENT INCOME:
Interest	$51,069,526
Income from securities lending	121,798
Total Income	51,191,324
EXPENSES:
Management fees	2,948,793
Shareholder services fees – Investor Class	4,990,716
Audit and tax fees	41,165
Custodian fees	87,605
Directors fees	34,044
Legal fees	10,169
Pricing fees	66,924
Registration fees	205,099
Shareholder report fees	40,675
Transfer agent fees	9,130
Other fees	22,430
Total Expenses	8,456,750
Less amount waived by investment adviser	85,260
Net Expenses	8,371,490
NET INVESTMENT INCOME	42,819,834
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(22,906,019)
Net Realized Loss	(22,906,019)
Net change in unrealized depreciation on investments	(350,388,542)
Net Change in Unrealized Depreciation	(350,388,542)
Net Realized and Unrealized Loss	(373,294,561)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(330,474,727)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Bond Index Fund	2022	2021
OPERATIONS:
Net investment income	$42,819,834	$21,444,668
Net realized gain (loss)	(22,906,019)	8,721,660
Net change in unrealized depreciation	(350,388,542)	(67,747,572)
Net Decrease in Net Assets Resulting from Operations	(330,474,727)	(37,581,244)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(18,877,757)	(13,687,219)
Institutional Class	(19,999,921)	(23,773,466)
From Net Investment Income and Net Realized Gains	(38,877,678)	(37,460,685)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,022,483,056	1,075,485,513
Class L(a)	-	462
Institutional Class	169,682,069	214,538,968
Shares issued in reinvestment of distributions
Investor Class	18,877,757	13,687,219
Institutional Class	19,999,921	23,773,466
Shares redeemed
Investor Class	(305,811,132)	(231,533,757)
Class L(a)	-	(1,617)
Institutional Class	(201,832,226)	(163,602,093)
Net Increase in Net Assets Resulting from Capital Share Transactions	723,399,445	932,348,161
Total Increase in Net Assets	354,047,040	857,306,232
NET ASSETS:
Beginning of year	2,303,935,385	1,446,629,153
End of year	$2,657,982,425	$2,303,935,385
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	79,309,839	72,878,182
Class L(a)	-	50
Institutional Class	19,166,367	21,501,757
Shares issued in reinvestment of distributions
Investor Class	1,501,764	936,507
Institutional Class	2,359,617	2,410,915
Shares redeemed
Investor Class	(23,242,698)	(15,701,575)
Class L(a)	-	(176)
Institutional Class	(22,829,464)	(16,428,765)
Net Increase	56,265,425	65,596,895
(a)	Class L ceased operations on June 29, 2021.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$14.54	0.23	(2.22)	(1.99)	—	(0.15)	(0.01)	(0.16)	$12.39	(13.68%)
12/31/2021	$15.12	0.16	(0.52)	(0.36)	—	(0.12)	(0.10)	(0.22)	$14.54	(2.39%)
12/31/2020	$14.51	0.22	0.82	1.04	—	(0.22)	(0.21)	(0.43)	$15.12	7.17%
12/31/2019	$13.57	0.32	0.77	1.09	(0.00) (d)	(0.15)	—	(0.15)	$14.51	8.09%
12/31/2018	$13.81	0.31	(0.37)	(0.06)	(0.00) (d)	(0.18)	—	(0.18)	$13.57	(0.41%)
Institutional Class
12/31/2022	$ 9.77	0.18	(1.49)	(1.31)	—	(0.20)	(0.01)	(0.21)	$ 8.25	(13.44%)
12/31/2021	$10.22	0.14	(0.34)	(0.20)	—	(0.15)	(0.10)	(0.25)	$ 9.77	(1.98%)
12/31/2020	$ 9.97	0.20	0.55	0.75	—	(0.29)	(0.21)	(0.50)	$10.22	7.52%
12/31/2019	$ 9.46	0.26	0.53	0.79	(0.00) (d)	(0.28)	—	(0.28)	$ 9.97	8.44%
12/31/2018	$ 9.74	0.25	(0.25)	0.00	(0.00) (d)	(0.28)	—	(0.28)	$ 9.46	0.03%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Investor Class
12/31/2022	$1,862,529	0.51%	0.50%	1.78%	25%
12/31/2021	$1,349,431	0.50%	0.50%	1.05%	39%
12/31/2020	$ 524,344	0.51%	0.50%	1.47%	70%
12/31/2019	$ 246,097	0.50%	0.50%	2.29%	40%
12/31/2018	$ 305,517	0.51%	0.50%	2.31%	31%
Institutional Class
12/31/2022	$ 795,453	0.15%	0.15%	2.07%	25%
12/31/2021	$ 954,505	0.14%	0.14%	1.43%	39%
12/31/2020	$ 922,284	0.14%	0.14%	1.96%	70%
12/31/2019	$ 979,903	0.14%	0.14%	2.65%	40%
12/31/2018	$ 869,484	0.14%	0.14%	2.66%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 39%, 70%, 40%, and 31% for the years ended December 31 2021, 2020, 2019, and 2018, respectively.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index.  The Fund is diversified as defined in the 1940 Act.  The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on June 29, 2021. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Annual Report - December 31, 2022

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2022

As of December 31, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities.  TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  TBA transactions generally settle monthly on a specified date. At December 31, 2022, there were no TBAs held.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At December 31, 2022, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2022

The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
	2022	2021
Ordinary income	$36,482,815	$20,866,212
Long-term capital gain	2,394,863	16,594,473
	$38,877,678	$37,460,685
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,817,834
Undistributed long-term capital gains	—
Capital loss carryforwards	(24,626,234)
Post-October losses	—
Net unrealized depreciation	(337,967,153)
Tax composition of capital	$(360,775,553)
At December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2022, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2022, were as follows:
No Expiration	$(24,626,234)
Total	(24,626,234)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:
Federal tax cost of investments	$3,016,851,332
Gross unrealized appreciation on investments	3,632,157
Gross unrealized depreciation on investments	(341,599,310)
Net unrealized depreciation on investments	$(337,967,153)
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets.  Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2022

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$70,605	$49,911	$85,260	$0
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the fiscal year ended December 31, 2022.
3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $321,469,223 and $137,209,668, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $934,762,022 and $433,891,164, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2022, the Fund had securities on loan valued at $59,812,852 and received collateral as reported on the Statement of Assets and Liabilities of $61,954,232 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2022

Security lending transactions	Total (a)
Corporate Bonds and Notes	$32,158,190
Foreign Government Bonds and Notes	11,725,732
Mortgage-Backed Securities	818,750
U.S. Government Agency Bonds and Notes	10,879,375
U.S. Treasury Bonds and Notes	6,372,185
Total secured borrowings	$61,954,232
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower Bond Index Fund (the “Fund”), one of the funds of Empower Funds, Inc., as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

Annual Report - December 31, 2022

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2022

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023